Schedule of Investments (unaudited)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL CLO Ltd., Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/20/34(a)(b)	USD	1,000	$ 1,000,984
AIMCO CLO Ltd., Series 2020-11A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 7.14%, 07/17/37(a)(b)		1,000	1,003,581
Anchorage Capital CLO Ltd., Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 7.74%, 07/22/37(a)(b)		1,000	1,015,939
Bain Capital Credit CLO Ltd.(a)(b)
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/20/34		1,000	1,000,316
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/21/34		1,500	1,500,623
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 7.53%, 02/20/36		1,000	1,006,150
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 2.31%), 7.61%, 04/15/34		1,500	1,502,993
Series 2024-22A, Class B, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/15/37		1,500	1,522,603
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3- mo. CME Term SOFR + 2.31%), 7.59%, 01/25/35(a)(b)		1,000	999,051
Birch Grove CLO Ltd., Series 2024-9A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.58%, 10/22/37(a)(b)		1,000	1,000,116
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		1,500	1,515,422
Canyon CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/34(a)(b)		1,000	1,002,983
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.74%, 04/20/32(a)(b)		1,000	1,001,182
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.79%, 07/20/34(a)(b)		1,000	1,001,936
CarVal CLO VC Ltd., Series 2021-2A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.76%, 10/15/34(a)(b)		1,000	1,002,151
CIFC Funding Ltd.(a)(b)
Series 2015-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 7.44%, 01/22/31		1,000	1,002,696
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.59%, 04/20/32		1,000	1,000,000
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 7.31%, 01/15/35		800	804,644
Cook Park CLO Ltd., Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.30%, 04/17/30(a)(b)		250	250,526
Elmwood CLO 21 Ltd., Series 2022-8A, Class AR, (3- mo. CME Term SOFR + 1.65%), 6.93%, 10/20/36(a)(b)		700	705,757
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37(a)(b)		1,000	1,011,422
Galaxy XXIV CLO Ltd., Series 2024-R, Class CR, (3-mo. CME Term SOFR + 2.45%), 7.75%, 04/15/37(a)(b)		1,106	1,113,305
Generate CLO Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.90%, 04/22/37(a)(b)		1,000	1,003,889
Golub Capital Partners LP, Series 2020-48A, Class C, (3-mo. CME Term SOFR + 3.06%), 8.35%, 04/17/33(a)(b)		900	901,014
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 3.26%), 8.55%, 01/27/31(a)(b)		500	499,451
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.69%, 04/20/34(a)(b)		750	751,813
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXIX Ltd., Series 2018-29A, Class CR, (3-mo. CME Term SOFR + 2.25%), 7.53%, 10/18/30(a)(b)	USD	1,000	$ 1,000,203
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.69%, 10/14/35(a)(b)		1,500	1,500,865
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.49%, 10/20/34(a)(b)		1,250	1,252,755
Oaktree CLO Ltd., Series 2024-27A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.43%, 10/22/37(a)(b)		1,500	1,498,284
OCP CLO Ltd., Series 2019-17A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 7.30%, 07/20/37(a)(b)		1,000	1,003,614
OHA Credit Funding Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.84%, 04/21/34(a)(b)		1,000	1,003,418
OHA Credit Partners XV Ltd., Series 2017-15R, Class D1R, (3-mo. CME Term SOFR + 3.45%), 8.73%, 04/20/37(a)(b)		1,500	1,514,558
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class D1R3, (3-mo. CME Term SOFR + 3.30%), 8.62%, 04/23/37		750	755,937
Series 2015-1A, Class DR3, (3-mo. CME Term SOFR + 3.46%), 8.74%, 01/19/37		1,000	989,450
Palmer Square CLO Ltd.(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.36%, 07/15/34		1,000	1,002,254
Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.05%), 8.33%, 04/20/35		1,000	998,534
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.51%, 10/15/34		1,000	1,002,556
Post CLO Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.20%), 8.48%, 04/20/35(a)(b)		1,000	998,181
Rad CLO Ltd., Series 2021-15A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.59%, 01/20/34(a)(b)		1,000	999,331
Regatta XII Funding Ltd.(a)(b)
Series 2019-12R, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.66%, 10/15/32		1,000	1,000,009
Series 2019-1A, Class ARR, 10/15/37(c)		1,000	1,000,000
Signal Peak CLO Ltd., Series 2018-8A, Class C, (3-mo. CME Term SOFR + 2.26%), 7.54%, 04/20/33(a)(b)		1,000	1,000,367
Silver Point CLO Ltd., Series 2024-5A, Class C, (3-mo. CME Term SOFR + 2.10%), 6.83%, 10/20/37(a)(b)		1,250	1,253,640
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.54%, 07/20/34(a)(b)		1,000	999,205
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3- mo. CME Term SOFR + 2.25%), 7.57%, 04/20/36(a)(b)		1,000	1,004,125
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3- mo. CME Term SOFR + 1.10%), 6.39%, 01/17/32(a)(b)		425	425,252
TCW CLO Ltd., Series 2021-1A, Class D2, (3-mo. CME Term SOFR + 4.14%), 9.42%, 03/18/34(a)(b)		1,000	1,001,111
TICP CLO XIII Ltd., Series 2019-13A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.71%, 04/15/34(a)(b)		1,000	1,001,516
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	107	147,177
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3- mo. CME Term SOFR + 1.75%), 7.09%, 07/24/36(a)(b)	USD	2,000	$ 2,000,631
Whitebox CLO II Ltd., Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.74%, 10/24/34(a)(b)		640	640,572
Total Asset-Backed Securities — 9.3% (Cost: $52,553,362)			53,114,092

	Shares
Common Stocks
Biotechnology — 0.2%
Anika Therapeutics, Inc.(e)	52,605	1,299,343
Broadline Retail — 0.0%
Thrasio LLC, (Acquired 06/18/24, Cost: $1,907,522)(e)(f)(g)	20,031	—
Construction & Engineering — 0.0%
McDermott International Ltd.(e)	2,158	432
Construction Materials — 0.0%
Kellermeyer Bergensons Common, Preference Shares(e)(f)	45,118	—
Consumer Finance — 0.0%
Worldremit Ltd., Series X, (Acquired 06/24/24, Cost: $0)(e)(f)(g)	136	14,275
Diversified Consumer Services — 0.1%
Pluralsight LLC, (Acquired 08/22/24, Cost: $0)(e)(f)(g)	208,956	583,200
Financial Services(e) — 0.0%
NMG Parent LLC	78	9,282
Travelport Finance Luxembourg SARL(f)	10	26,156
		35,438
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(e)(f)	34	171
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $25,078)(e)(g)	807	8,373
Health Care Technology — 0.3%
Veradigm, Inc.(e)	160,263	1,554,551
Household Durables — 1.1%
Lennar Corp., Class A	13,000	2,437,240
Taylor Morrison Home Corp., Class A(e)	55,000	3,864,300
		6,301,540
Interactive Media & Services — 0.2%
Research Now Group LLC(e)(f)	59,034	885,510
Media — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $6,420)(e)(f)(g)	511	33,726
Pharmaceuticals(e) — 0.1%
Marinus Pharmaceuticals, Inc.	21,526	37,886
Milestone Pharmaceuticals, Inc.	261,344	397,243
		435,129
Real Estate Management & Development — 0.1%
WeWork, Inc., Class A(e)	51,216	665,808
Security	Shares	Value
Retail REITs — 0.3%
Pennsylvania REIT New Common Stock(f)	70,000	$ 1,872,500
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(e)(f)	543	4,344
Total Common Stocks — 2.4% (Cost: $12,671,916)		13,694,340

		Par (000)
Corporate Bonds
Advertising Agencies(b) — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27	USD	84	82,581
9.00%, 09/15/28		117	124,385
7.50%, 06/01/29		83	71,484
7.88%, 04/01/30		76	79,473
CMG Media Corp., 8.88%, 12/15/27		28	16,380
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		82	80,323
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27		32	31,818
4.25%, 01/15/29		11	10,474
4.63%, 03/15/30		79	75,065
			571,983
Aerospace & Defense — 0.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		19	19,760
Boeing Co.(b)
6.86%, 05/01/54		2,530	2,776,954
7.01%, 05/01/64		1,085	1,195,429
Bombardier, Inc.(b)
7.88%, 04/15/27		20	20,056
6.00%, 02/15/28		182	183,203
8.75%, 11/15/30		47	51,610
7.25%, 07/01/31		6	6,343
7.00%, 06/01/32		19	19,873
RTX Corp., 6.40%, 03/15/54		765	903,242
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		85	92,212
9.75%, 11/15/30		39	43,485
Triumph Group, Inc., 9.00%, 03/15/28(b)		78	81,652
			5,393,819
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)		11	11,218
Automobile Components — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(b)		300	300,977
Forvia SE, 5.50%, 06/15/31(d)	EUR	100	110,341
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	10	10,234
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(d)(h)	EUR	320	374,118
Mahle GmbH, 6.50%, 05/02/31(d)		157	169,696
Phinia, Inc., 6.63%, 10/15/32(b)	USD	9	9,074
Tenneco, Inc., 8.00%, 11/17/28(b)		15	13,919
ZF Europe Finance BV, 4.75%, 01/31/29(d)	EUR	200	215,728
			1,204,087
Automobiles — 0.1%
Carvana Co.(b)(h)
(13.00% PIK), 13.00%, 06/01/30	USD	23	24,319

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Carvana Co.(b)(h) (continued)
(14.00% PIK), 14.00%, 06/01/31	USD	51	$ 60,226
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		14	14,802
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		31	29,787
RCI Banque SA(a)(d)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30	EUR	300	330,696
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	113,697
			573,527
Banks — 2.3%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(d)		100	115,639
Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/29(d)		100	136,640
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(d)(i)		200	228,474
Banco BPM SpA, (5-year EUR Swap + 3.40%), 3.38%, 01/19/32(a)(d)		200	219,423
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)(d)		100	112,772
Bangkok Bank PCL/Hong Kong(a)(d)
(5-year CMT + 1.70%), 3.34%, 10/02/31	USD	200	191,625
(5-year CMT + 1.90%), 3.73%, 09/25/34		200	185,214
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		200	194,938
Bank of East Asia Ltd., (5-year CMT + 2.30%), 4.88%, 04/22/32(a)(d)		250	244,278
Chiyu Banking Corp. Ltd., (5-year CMT + 3.20%), 5.75%, 04/07/32(a)(d)		250	244,307
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		1,030	1,099,004
Commerzbank AG(a)(d)(i)
(5-year EUR Swap + 6.36%), 6.13%	EUR	400	446,520
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		200	237,844
Deutsche Bank AG(a)(d)(i)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	204,680
(5-year EURIBOR ICE Swap + 5.26%), 8.13%		200	231,813
Eurobank SA(a)(d)
(1-year EUR Swap + 1.80%), 4.00%, 09/24/30		100	112,017
(5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	116,228
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)	USD	2,235	2,369,689
Lloyds Banking Group PLC, (5-year UK Government Bond + 4.61%), 5.13%(a)(i)	GBP	200	266,756
Macquarie Bank Ltd., 6.80%, 01/18/33(b)	USD	2,070	2,273,924
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	150	173,890
Riyad T1 Sukuk Ltd.(a)(c)(d)(i)	USD	200	199,160
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(a)		1,110	1,156,455
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		1,340	1,375,030
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		885	882,419
			13,018,739
Biotechnology — 0.4%
Cidron Aida Finco SARL, 6.25%, 04/01/28(d)	GBP	200	253,820
Esperion Therapeutics, Inc., 4.00%, 11/15/25(j)	USD	1,900	1,801,437
			2,055,257
Security		Par (000)	Value
Broadline Retail — 0.0%
Rakuten Group, Inc., 9.75%, 04/15/29(d)	USD	200	$ 218,250
Building Materials — 0.2%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		2	2,024
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(d)	EUR	103	120,266
6.75%, 07/15/31(b)	USD	48	50,057
HT Troplast GmbH, 9.38%, 07/15/28(d)	EUR	100	114,787
JELD-WEN, Inc., 7.00%, 09/01/32(b)	USD	29	29,305
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		36	35,154
9.75%, 07/15/28		20	20,430
PCF GmbH, 4.75%, 04/15/29(d)	EUR	303	290,402
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28	USD	3	3,011
8.88%, 11/15/31		132	142,387
Wilsonart LLC, 11.00%, 08/15/32(b)		24	24,007
			831,830
Building Products — 0.3%
Lowe’s Cos., Inc., 5.63%, 04/15/53		1,200	1,249,043
White Cap Buyer LLC, 6.88%, 10/15/28(b)		158	159,474
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		4	4,002
			1,412,519
Capital Markets — 0.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		500	519,774
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		15	15,749
Blue Owl Credit Income Corp.
7.75%, 09/16/27		50	52,676
6.60%, 09/15/29(b)		10	10,259
6.65%, 03/15/31		485	495,368
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)		7	7,033
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		88	84,325
9.75%, 01/15/29(b)		18	18,674
4.38%, 02/01/29		5	4,370
9.00%, 06/15/30(b)		15	15,124
			1,223,352
Chemicals — 0.5%
Chemours Co.
4.00%, 05/15/26	EUR	200	221,283
5.38%, 05/15/27	USD	7	6,852
5.75%, 11/15/28(b)		5	4,750
4.63%, 11/15/29(b)		4	3,582
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)	EUR	200	222,096
Herens Midco SARL, 5.25%, 05/15/29(d)		100	83,237
INEOS Finance PLC, 6.38%, 04/15/29(d)		102	117,290
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(d)		204	240,395
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)	USD	25	21,098
Lune Holdings SARL, 5.63%, 11/15/28(d)	EUR	102	99,532
Mativ Holdings, Inc., 10/01/29(b)(c)	USD	14	14,289
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(d)	EUR	100	114,571
Nobian Finance BV, 3.63%, 07/15/26(d)		100	110,207
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)		427	509,935
9.75%, 11/15/28(b)	USD	200	213,452
5.38%, 10/01/29(d)	EUR	100	104,726
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(d)	EUR	500	$ 600,697
WR Grace Holdings LLC(b)
5.63%, 08/15/29	USD	145	136,211
7.38%, 03/01/31		64	67,055
			2,891,258
Commercial Services & Supplies — 0.5%
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		211	215,534
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28(d)	GBP	400	492,244
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	136	158,390
APCOA Group GmbH, 04/15/31(a)(c)(d)		100	111,297
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)		100	108,254
Champions Financing, Inc., 8.75%, 02/15/29(b)	USD	31	31,575
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		114	113,524
7.00%, 05/01/31		96	101,185
7.50%, 06/01/31		43	45,366
7.00%, 06/15/32		45	47,237
Garda World Security Corp.(b)
9.50%, 11/01/27		20	20,026
7.75%, 02/15/28		98	101,617
6.00%, 06/01/29		6	5,758
8.25%, 08/01/32		43	44,011
Nexi SpA, 2.13%, 04/30/29(d)	EUR	400	415,254
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		100	118,600
(3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31(a)		100	112,038
Q-Park Holding I BV, 5.13%, 02/15/30(d)		102	115,812
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	USD	16	16,136
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)		58	60,554
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(d)	EUR	100	113,567
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)	USD	61	64,263
Worldline SA/France, 0.00%, 07/30/26(d)(k)	EUR	240	242,443
			2,854,685
Construction & Engineering — 0.4%
Arcosa, Inc., 6.88%, 08/15/32(b)	USD	4	4,186
Azzurra Aeroporti SpA, 2.63%, 05/30/27(d)	EUR	200	214,187
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	197	210,958
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(d)	EUR	800	944,978
Delhi International Airport Ltd., 6.13%, 10/31/26(d)	USD	200	201,937
Heathrow Finance PLC, 3.88%, 03/01/27(d)(l)	GBP	126	160,033
Infrastrutture Wireless Italiane SpA, 1.75%, 04/19/31(d)	EUR	100	101,709
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(d)	USD	200	208,250
			2,046,238
Consumer Finance — 0.1%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		5	5,284
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		18	18,172
Muthoot Finance Ltd., 7.13%, 02/14/28(d)		250	256,875
Navient Corp., 9.38%, 07/25/30		49	54,355
OneMain Finance Corp.
9.00%, 01/15/29		45	47,685
5.38%, 11/15/29		98	94,175
7.50%, 05/15/31		8	8,235
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
7.13%, 11/15/31	USD	14	$ 14,168
Shriram Finance Ltd., 6.63%, 04/22/27(d)		200	203,140
			702,089
Consumer Staples Distribution & Retail — 0.2%
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(d)	GBP	213	281,842
Bellis Finco PLC, 4.00%, 02/16/27(d)		100	123,568
Bubbles Bidco SpA(c)(d)
09/30/31	EUR	100	111,384
09/30/31(a)		100	111,037
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(a)(d)		100	111,871
Market Bidco Finco PLC, 5.50%, 11/04/27(d)	GBP	300	378,077
Picard Groupe SAS, 6.38%, 07/01/29(d)	EUR	100	114,593
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29	USD	6	5,988
			1,238,360
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	178,524
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		23	23,218
6.88%, 01/15/30		35	35,743
8.75%, 04/15/30		107	108,652
Fiber Bidco SpA(d)
6.13%, 06/15/31	EUR	100	110,758
(3-mo. EURIBOR + 4.00%), 7.35%, 01/15/30(a)		200	223,904
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29(d)(h)		100	114,396
Kleopatra Finco SARL, 4.25%, 03/01/26(d)		100	104,408
LABL, Inc.(b)
6.75%, 07/15/26	USD	4	3,997
5.88%, 11/01/28		25	23,414
9.50%, 11/01/28		93	96,095
10/01/31(c)		27	26,794
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		296	305,821
9.25%, 04/15/27		14	14,355
OI European Group BV, 5.25%, 06/01/29(d)	EUR	108	122,770
Titan Holdings II BV, 5.13%, 07/15/29(d)		100	112,985
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)	USD	20	22,202
			1,628,036
Diversified REITs — 1.5%
American Tower Corp., 3.10%, 06/15/50		743	517,777
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	106,158
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		6	6,356
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		63	60,724
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		1,761	1,879,702
6.50%, 02/15/29		6,000	5,210,113
VICI Properties LP, 5.13%, 05/15/32		990	994,023
			8,774,853
Diversified Telecommunication Services — 2.6%
Altice France SA
11.50%, 02/01/27(d)	EUR	100	91,668
5.13%, 07/15/29(b)	USD	200	140,644
CommScope Technologies LLC, 6.00%, 06/15/25(b)		2,000	1,935,000
CommScope, Inc., 4.75%, 09/01/29(b)		23	19,320

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(h)	USD	6,022	$ 6,061,603
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		49	48,558
8.75%, 05/15/30		160	170,506
8.63%, 03/15/31		12	12,937
Global Switch Finance BV, 1.38%, 10/07/30(d)	EUR	151	154,237
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(d)(i)	USD	200	195,162
Iliad Holding SASU
7.00%, 10/15/28(b)		289	294,005
6.88%, 04/15/31(d)	EUR	100	118,272
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)		150	166,764
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	2,994	3,263,606
4.88%, 06/15/29		33	27,720
11.00%, 11/15/29		129	142,809
10.50%, 05/15/30		99	106,549
10.75%, 12/15/30		8	8,780
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	160	185,899
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	19	16,352
4.13%, 04/15/30		20	15,715
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(d)(i)		200	199,540
SoftBank Group Corp.(d)
5.38%, 01/08/29	EUR	175	198,210
3.38%, 07/06/29		600	626,080
Vmed O2 U.K. Financing I PLC, 5.63%, 04/15/32(d)		100	112,479
Windstream Escrow LLC/Windstream Escrow Finance Corp.(b)
7.75%, 08/15/28	USD	34	34,032
10/01/31(c)		17	17,283
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		155	138,639
6.13%, 03/01/28		46	38,180
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	137	159,173
			14,699,722
Electric Utilities — 0.6%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(d)(i)		125	141,920
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(d)	USD	200	194,063
Alpha Generation LLC, 6.75%, 10/15/32(b)		23	23,324
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(d)		200	209,875
Diamond II Ltd., 7.95%, 07/28/26(d)		200	202,500
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		25	24,752
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(d)	EUR	100	111,595
FirstEnergy Corp., 4.00%, 05/01/26(j)	USD	33	34,535
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25(d)		200	199,270
JSW Hydro Energy Ltd., 4.13%, 05/18/31(d)		152	138,795
Lightning Power LLC, 7.25%, 08/15/32(b)		6	6,309
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		211	204,047
Pacific Gas and Electric Co.
6.95%, 03/15/34		495	562,587
4.20%, 06/01/41		310	261,796
PG&E Corp., 4.25%, 12/01/27(b)(j)		11	11,913
Pike Corp., 8.63%, 01/31/31(b)		5	5,346
San Miguel Global Power Holdings Corp., (5-year CMT + 7.73%), 8.75%(a)(d)(i)		400	410,000
Security		Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co., 5.88%, 12/01/53	USD	600	$ 650,747
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		156	159,683
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		13	13,618
Vistra Operations Co. LLC, 6.88%, 04/15/32(b)		28	29,454
			3,596,129
Electronic Equipment, Instruments & Components — 0.0%
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		10	10,237
Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.25%, 04/01/28		121	121,601
6.63%, 09/01/32		35	35,892
Enerflex Ltd., 9.00%, 10/15/27(b)		53	54,675
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		33	34,152
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR	100	113,230
Star Holding LLC, 8.75%, 08/01/31(b)	USD	19	18,119
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		77	79,306
			456,975
Entertainment — 1.4%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(d)	EUR	500	589,969
Caesars Entertainment, Inc.(b)
8.13%, 07/01/27	USD	26	26,535
7.00%, 02/15/30		94	98,201
Cinemark USA, Inc., 7.00%, 08/01/32(b)		7	7,308
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.14%, 07/31/28(a)(d)	EUR	100	112,433
CPUK Finance Ltd., 7.88%, 08/28/29(d)	GBP	100	136,921
Inter Media and Communication SpA, 6.75%, 02/09/27(d)	EUR	198	223,715
Light & Wonder International, Inc., 7.50%, 09/01/31(b)	USD	7	7,342
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		26	23,341
Lottomatica SpA/Roma(d)
5.38%, 06/01/30	EUR	100	115,265
(3-mo. EURIBOR + 3.25%), 6.76%, 06/01/31(a)		100	112,156
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(b)	USD	5,752	5,688,584
Motion Finco SARL, 7.38%, 06/15/30(d)	EUR	200	225,268
Pinewood Finco PLC, 6.00%, 03/27/30(d)	GBP	146	195,739
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	21	15,709
5.88%, 09/01/31		23	15,698
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		40	39,698
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		74	76,643
Skillz, Inc., 10.25%, 12/15/26(b)		518	484,330
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(b)		75	80,917
			8,275,772
Environmental, Maintenance & Security Service(b) — 0.0%
GFL Environmental, Inc., 4.38%, 08/15/29		4	3,834
Madison IAQ LLC, 5.88%, 06/30/29		65	63,282
Waste Pro USA, Inc., 5.50%, 02/15/26		111	110,446
Wrangler Holdco Corp., 6.63%, 04/01/32		4	4,158
			181,720
Financial Services — 0.3%
Far East Horizon Ltd., 5.88%, 03/05/28(d)		200	198,660
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		60	62,367
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Freedom Mortgage Holdings LLC(b) (continued)
9.13%, 05/15/31	USD	17	$ 17,478
GGAM Finance Ltd., 6.88%, 04/15/29(b)		14	14,564
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		8	8,126
Intrum AB(d)
3.00%, 09/15/27	EUR	200	168,086
9.25%, 03/15/28		100	84,441
Macquarie Airfinance Holdings Ltd.(b)
8.38%, 05/01/28	USD	16	16,821
8.13%, 03/30/29		25	26,477
Manappuram Finance Ltd., 7.38%, 05/12/28(d)		200	204,500
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		171	170,170
6.50%, 08/01/29		7	7,118
7.13%, 02/01/32		48	50,129
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		16	17,061
7.13%, 11/15/30		21	21,744
Piramal Capital & Housing Finance Ltd., 7.80%, 01/29/28(d)		200	204,250
ProGroup AG, 5.13%, 04/15/29(d)	EUR	100	108,952
Stena International SA, 7.25%, 01/15/31(b)	USD	200	210,166
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	108	33,630
			1,624,740
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28(b)	USD	7	7,322
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		149	156,468
Elior Group SA, 3.75%, 07/15/26(d)	EUR	147	161,915
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	23	24,400
9.63%, 09/15/32		9	9,316
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		5	5,200
Tereos Finance Groupe I SA, 7.25%, 04/15/28(d)	EUR	300	346,902
United Natural Foods, Inc., 6.75%, 10/15/28(b)	USD	8	7,630
			719,153
Ground Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		10	10,423
Health Care Equipment & Supplies(b) — 0.1%
Bausch & Lomb Corp., 8.38%, 10/01/28		126	133,245
Medline Borrower LP, 5.25%, 10/01/29		281	275,712
Sotera Health Holdings LLC, 7.38%, 06/01/31		15	15,578
			424,535
Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		63	61,611
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28(d)	EUR	100	109,475
3.13%, 02/15/29(b)	USD	8	7,858
3.50%, 04/01/30(b)		2	1,967
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		29	28,538
6.00%, 01/15/29		4	3,883
5.25%, 05/15/30		178	163,814
4.75%, 02/15/31		16	14,065
10.88%, 01/15/32		48	52,895
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		21	22,082
DaVita, Inc., 6.88%, 09/01/32(b)		11	11,364
Security		Par (000)	Value
Health Care Providers & Services (continued)
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR	134	$ 160,810
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	USD	8	8,067
LifePoint Health, Inc.(b)
9.88%, 08/15/30		50	55,050
11.00%, 10/15/30		94	106,068
10.00%, 06/01/32		16	17,590
Star Parent, Inc., 9.00%, 10/01/30(b)		110	118,094
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		116	121,078
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		15	15,536
			1,079,845
Health Care REITs — 1.4%
Diversified Healthcare Trust
9.75%, 06/15/25		3,256	3,259,993
0.00%, 01/15/26(b)(k)		5,000	4,602,881
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		74	59,520
			7,922,394
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		14	14,553
Pebblebrook Hotel Trust, 1.75%, 12/15/26(j)		1	917
Service Properties Trust
8.63%, 11/15/31(b)		150	163,119
8.88%, 06/15/32		24	22,925
			201,514
Hotels, Restaurants & Leisure — 0.9%
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(a)(d)	EUR	100	112,108
Carnival Corp.(b)
5.75%, 03/01/27	USD	85	86,084
4.00%, 08/01/28		31	29,843
6.00%, 05/01/29		77	78,016
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		172	185,600
Champion Path Holdings Ltd., 4.50%, 01/27/26(d)		200	194,875
Deuce Finco PLC, 5.50%, 06/15/27(d)	GBP	100	131,205
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	42	40,103
6.75%, 01/15/30		6	5,590
Food Service Project SA, 5.50%, 01/21/27(d)	EUR	100	111,593
Fortune Star BVI Ltd.(d)
5.95%, 10/19/25	USD	200	195,250
5.00%, 05/18/26		200	190,312
3.95%, 10/02/26	EUR	200	204,819
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)	USD	42	43,946
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		50	48,634
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		200	197,937
5.63%, 07/17/27(d)		200	194,688
5.75%, 07/21/28(d)		200	193,250
7.63%, 04/17/32(d)		200	205,925
NCL Corp. Ltd.(b)
5.88%, 03/15/26		52	52,003
8.13%, 01/15/29		13	13,900
7.75%, 02/15/29		8	8,573
Pinnacle Bidco PLC, 10.00%, 10/11/28(d)	GBP	312	444,763
Sabre GLBL, Inc.(b)
8.63%, 06/01/27	USD	79	77,706
11.25%, 12/15/27		2	2,075
Sands China Ltd.
5.13%, 08/08/25		200	199,350

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd. (continued)
3.25%, 08/08/31	USD	200	$ 175,625
Station Casinos LLC, 6.63%, 03/15/32(b)		13	13,289
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29	GBP	100	138,207
(3-mo. EURIBOR + 6.63%), 10.17%, 07/31/29(a)	EUR	100	113,569
Studio City Co. Ltd., 7.00%, 02/15/27(d)	USD	200	201,875
TUI Cruises GmbH, 6.50%, 05/15/26(d)	EUR	271	306,345
Viking Cruises Ltd., 9.13%, 07/15/31(b)	USD	87	95,139
Wynn Macau Ltd.
4.88%, 10/01/24(d)		300	300,000
5.63%, 08/26/28(b)		200	194,260
5.63%, 08/26/28(d)		200	194,260
			4,980,717
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		5	5,188
CD&R Smokey Buyer, Inc./Radio Systems Corp., 10/15/29(b)(c)		26	26,025
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		16	16,908
Empire Communities Corp., 9.75%, 05/01/29(b)		7	7,474
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		25	27,807
LGI Homes, Inc., 8.75%, 12/15/28(b)		6	6,425
Meritage Homes Corp., 1.75%, 05/15/28(b)(j)		2	2,277
New Home Co., Inc., 9.25%, 10/01/29(b)		13	13,697
Newell Brands, Inc., 7.00%, 04/01/46		650	582,001
STL Holding Co. LLC, 8.75%, 02/15/29(b)		9	9,574
			697,376
Household Products(b) — 0.0%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31		5	5,019
Spectrum Brands, Inc.
3.38%, 06/01/29(j)		15	15,528
3.88%, 03/15/31		2	1,751
			22,298
Independent Power and Renewable Electricity Producers — 0.2%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(d)		200	199,506
Greenko Dutch BV, 3.85%, 03/29/26(d)		179	172,735
Greenko Power II Ltd., 4.30%, 12/13/28(d)		174	163,215
NextEra Energy Partners LP(b)(j)
0.00%, 11/15/25(k)		48	44,832
2.50%, 06/15/26		18	16,919
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		200	196,260
SK Battery America, Inc., 4.88%, 01/23/27(d)		230	232,507
			1,025,974
Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(b)		16	16,465
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		139	133,067
6.75%, 10/15/27		262	261,017
7.38%, 10/01/32		30	30,416
AmWINS Group, Inc., 4.88%, 06/30/29(b)		5	4,794
Ardonagh Finco Ltd., 6.88%, 02/15/31(d)	EUR	144	162,498
AssuredPartners, Inc., 7.50%, 02/15/32(b)	USD	27	27,749
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		6	6,313
Galaxy Bidco Ltd., 6.50%, 07/31/26(d)	GBP	119	157,904
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31	USD	117	121,407
Security		Par (000)	Value
Insurance (continued)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b) (continued)
8.13%, 02/15/32	USD	65	$ 66,818
HUB International Ltd.(b)
7.25%, 06/15/30		143	148,989
7.38%, 01/31/32		241	248,855
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		43	46,006
10.50%, 12/15/30		39	42,412
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		203	212,929
Phoenix Group Holdings PLC, (5-year CMT + 4.19%), 8.50%(a)(d)(i)		200	209,144
Sumitomo Life Insurance Co., 5.88%(a)(d)(i)		200	206,801
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(d)	EUR	100	113,624
			2,217,208
Interactive Media & Services(d) — 1.0%
iliad SA, 5.38%, 02/15/29		300	348,972
Telegram Group, Inc., 7.00%, 03/22/26	USD	6,000	5,475,000
United Group BV, 6.75%, 02/15/31	EUR	138	159,375
			5,983,347
Internet Software & Services(j) — 0.1%
Meituan, 0.00%, 04/27/27(d)(k)	USD	400	389,200
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(b)		19	23,788
			412,988
IT Services — 0.1%
Amentum Escrow Corp., 7.25%, 08/01/32(b)		21	21,916
CA Magnum Holdings, 5.38%, 10/31/26(d)		200	197,178
McAfee Corp., 7.38%, 02/15/30(b)		86	83,881
			302,975
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 01/01/31(b)		40	43,597
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		81	84,524
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(a)(d)	EUR	200	225,157
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	8	8,200
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.91%, 07/15/29(a)(d)	EUR	100	109,089
TK Elevator Holdco GmbH, 6.63%, 07/15/28(d)		270	299,799
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	295	291,816
			1,062,182
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(b)		306	313,305
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51		105	67,031
4.40%, 12/01/61		600	408,132
Comcast Corp.
3.75%, 04/01/40		110	95,225
2.94%, 11/01/56		54	35,292
CSC Holdings LLC(b)
5.50%, 04/15/27		2,400	2,110,685
5.38%, 02/01/28		833	701,692
11.25%, 05/15/28		200	193,063
11.75%, 01/31/29		833	805,170
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		51	50,073
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
DISH DBS Corp.(b)
5.25%, 12/01/26	USD	66	$ 60,992
5.75%, 12/01/28		30	26,212
DISH Network Corp.
0.00%, 12/15/25(j)(k)		6,300	5,449,884
11.75%, 11/15/27(b)		66	69,269
Gray Television, Inc., 10.50%, 07/15/29(b)		69	72,068
Midcontinent Communications, 8.00%, 08/15/32(b)		27	27,481
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		42	35,831
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(h)	EUR	221	193,535
Univision Communications, Inc.(b)
6.63%, 06/01/27	USD	19	19,023
8.00%, 08/15/28		66	67,483
07/31/31(c)		29	29,065
Virgin Media Secured Finance PLC, 5.25%, 05/15/29(d)	GBP	500	628,367
VZ Vendor Financing II BV, 2.88%, 01/15/29(d)	EUR	196	201,560
			11,660,438
Metals & Mining — 0.2%
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)	USD	125	141,277
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		169	171,215
Constellium SE, 5.38%, 08/15/32(d)	EUR	100	114,543
JSW Steel Ltd., 3.95%, 04/05/27(d)	USD	200	192,063
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		139	127,173
New Gold, Inc., 7.50%, 07/15/27(b)		73	74,443
Novelis Corp.(b)
3.25%, 11/15/26		81	78,163
3.88%, 08/15/31		114	104,214
Periama Holdings LLC, 5.95%, 04/19/26(d)		250	249,453
			1,252,544
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31		17	18,024
Starwood Property Trust, Inc., 7.25%, 04/01/29		13	13,631
			31,655
Office REITs — 1.1%
Office Properties Income Trust, 9.00%, 03/31/29(b)		6,400	6,264,483
Oil, Gas & Consumable Fuels — 0.8%
Aethon United BR LP/Aethon United Finance Corp., 10/01/29(b)(c)		21	21,278
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		7	8,368
8.25%, 12/31/28		94	96,301
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		17	17,673
7.25%, 07/15/32		14	14,692
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	100	138,241
CITGO Petroleum Corp.(b)
7.00%, 06/15/25	USD	32	31,980
8.38%, 01/15/29		68	70,757
Civitas Resources, Inc.(b)
8.38%, 07/01/28		85	88,355
8.63%, 11/01/30		33	34,963
8.75%, 07/01/31		6	6,351
Comstock Resources, Inc.(b)
6.75%, 03/01/29		104	101,535
5.88%, 01/15/30		15	14,026
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC(b)
7.63%, 04/01/32	USD	34	$ 34,011
7.38%, 01/15/33		44	43,306
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		22	22,987
Diamondback Energy, Inc., 6.25%, 03/15/33		885	954,444
Enbridge, Inc.
6.70%, 11/15/53		530	613,697
(5-year CMT + 2.97%), 7.20%, 06/27/54(a)		15	15,726
(5-year CMT + 3.12%), 7.38%, 03/15/55(a)		15	15,557
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		17	17,879
Energy Transfer LP
5.40%, 10/01/47		150	142,837
(5-year CMT + 2.83%), 7.13%, 10/01/54(a)		21	21,476
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(a)(i)		8	7,885
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		2	2,025
8.25%, 01/15/29		21	21,745
8.88%, 04/15/30		26	27,332
7.88%, 05/15/32		24	24,435
Gulfport Energy Corp., 6.75%, 09/01/29(b)		13	13,152
Harvest Midstream I LP, 7.50%, 05/15/32(b)		38	39,970
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
8.38%, 11/01/33		110	118,591
6.88%, 05/15/34		25	24,907
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)		19	19,678
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		11	10,862
MPLX LP, 4.95%, 03/14/52		400	358,916
Nabors Industries Ltd., 7.50%, 01/15/28(b)		21	19,676
Nabors Industries, Inc.(b)
7.38%, 05/15/27		82	82,183
9.13%, 01/31/30		4	4,125
8.88%, 08/15/31		3	2,854
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		29	29,735
8.38%, 02/15/32		111	114,392
Noble Finance II LLC, 8.00%, 04/15/30(b)		23	23,731
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		125	125,907
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		13	13,418
Permian Resources Operating LLC, 9.88%, 07/15/31(b)		36	40,176
Prairie Acquiror LP, 9.00%, 08/01/29(b)		11	11,357
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		40	41,844
SM Energy Co., 7.00%, 08/01/32(b)		10	10,039
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		9	9,414
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		33	33,372
Talos Production, Inc.(b)
9.00%, 02/01/29		8	8,237
9.38%, 02/01/31		9	9,253
Transocean, Inc.(b)
8.00%, 02/01/27		41	40,975
8.25%, 05/15/29		49	48,575
8.75%, 02/15/30		77	79,761
8.50%, 05/15/31		54	53,657
Valaris Ltd., 8.38%, 04/30/30(b)		91	93,730
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		106	119,409

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global LNG, Inc.(b) (continued)
8.38%, 06/01/31	USD	180	$ 190,067
9.88%, 02/01/32		120	133,343
Vital Energy, Inc.
9.75%, 10/15/30		44	47,015
7.88%, 04/15/32(b)		52	50,373
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		10	9,841
			4,642,397
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28(b)		200	188,272
Passenger Airlines — 0.0%
American Airlines, Inc., 8.50%, 05/15/29(b)		26	27,586
Finnair OYJ, 4.75%, 05/24/29(d)	EUR	100	111,674
			139,260
Personal Care Products — 0.3%
Beauty Health Co., 1.25%, 10/01/26(b)(j)	USD	2,196	1,814,563
Pharmaceuticals — 0.2%
1375209 BC Ltd., 9.00%, 01/30/28(b)		29	28,742
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		18	16,257
5.75%, 08/15/27		2	1,699
11.00%, 09/30/28		49	45,692
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30(d)	EUR	200	234,388
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	USD	18	19,288
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(d)	EUR	177	205,401
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(d)		149	159,125
Rossini SARL(d)
6.75%, 12/31/29		100	117,048
(3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)		142	159,415
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		250	312,378
			1,299,433
Real Estate Management & Development — 0.3%
Adler Financing SARL(h)
Series 1.5L, (14.00% PIK), 14.00%, 12/31/29		76	87,855
Series 1L, (12.50% PIK), 12.50%, 12/31/28		122	141,372
ADLER Real Estate AG, 3.00%, 04/27/26(d)		200	212,001
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	USD	40	37,356
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(a)(i)	EUR	100	103,523
Aroundtown SA, 0.38%, 04/15/27(d)		300	305,407
CoreLogic, Inc., 4.50%, 05/01/28(b)	USD	118	111,368
Cushman & Wakefield U.S. Borrower LLC(b)
6.75%, 05/15/28		62	62,562
8.88%, 09/01/31		20	21,836
Fantasia Holdings Group Co. Ltd.(d)(e)(m)
11.75%, 04/17/22		710	10,650
12.25%, 10/18/22		200	3,000
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27	EUR	300	308,969
PCPD Capital Ltd., 5.13%, 06/18/26(d)	USD	200	181,252
VLL International, Inc., 5.75%, 11/28/24(d)		200	199,476
			1,786,627
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29(d)	EUR	140	161,258
Broadcom, Inc., 3.75%, 02/15/51(b)	USD	890	707,429
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., 1.25%, 06/01/30(b)(j)	USD	22	$ 21,923
ON Semiconductor Corp., 0.50%, 03/01/29(j)		11	11,121
			901,731
Software — 1.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		251	241,107
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		14	14,834
Cedacri Mergeco SpA, (3-mo. EURIBOR + 4.63%), 8.17%, 05/15/28(a)(d)	EUR	100	111,064
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)	USD	3	3,120
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		125	127,826
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		12	11,516
4.88%, 07/01/29		110	105,802
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		276	274,611
9.00%, 09/30/29		206	209,628
8.25%, 06/30/32		142	148,432
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		147	146,377
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(d)
7.88%, 05/01/29	EUR	113	127,965
Series SEPT, 7.88%, 05/01/29		100	113,243
Snowflake, Inc.(b)(j)(k)
0.00%, 10/01/27	USD	26	26,962
0.00%, 10/01/29		26	26,715
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 7.13%, 07/31/31(a)(d)	EUR	100	111,798
UKG, Inc., 6.88%, 02/01/31(b)	USD	181	187,028
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		6,808	6,386,421
West Technology Group LLC, 8.50%, 04/10/27(b)		1,202	1,023,141
			9,397,590
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29(d)	EUR	124	141,874
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.80%, 07/15/31(a)(d)		128	143,837
Goldstory SAS, 6.75%, 02/01/30(d)		100	113,866
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/01/28(b)	USD	27	27,481
Staples, Inc., 10.75%, 09/01/29(b)		13	12,614
			439,672
Technology Hardware, Storage & Peripherals — 0.0%
NCR Atleos Corp., 9.50%, 04/01/29(b)		21	23,118
Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, 4.00%, 09/21/21(d)(e)(m)	EUR	300	107,232
Hanesbrands, Inc., 9.00%, 02/15/31(b)	USD	2	2,159
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 7.46%, 07/01/29(a)(d)	EUR	100	112,707
S&S Holdings LLC, 10/01/31(b)(c)	USD	5	5,034
			227,132
Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47		67	56,593
Trading Companies & Distributors(b) — 0.0%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		11	11,035
Gates Corp., 6.88%, 07/01/29		22	22,789
			33,824
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure — 0.1%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	200	$ 191,813
GN Bondco LLC, 9.50%, 10/15/31(b)		26	27,367
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(d)(i)	GBP	200	242,764
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 8.44%, 04/22/30(a)	EUR	100	111,593
			573,537
Water Utilities(d) — 0.1%
Thames Water Utilities Finance PLC
4.00%, 06/19/25	GBP	100	102,898
4.00%, 04/18/27	EUR	400	327,301
			430,199
Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(e)(h)(m)	USD	2,935	484,282
Total Corporate Bonds — 25.1% (Cost: $141,383,398)			144,205,674
Fixed Rate Loan Interests
Advertising Agencies — 0.0%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27		45	44,663
Commercial Services & Supplies(h) — 0.4%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26		38	38,998
Terraboost Media, Term Loan, (2.81% PIK), 11.98%, 08/21/26(f)		2,547	2,470,159
			2,509,157
Software — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		50	50,187
Specialty Retail — 0.1%
Razor Group GmbH, 2023 Term Loan, 7.00%, 09/30/28(f)		440	293,270
Wireless Telecommunication Services(f) — 0.0%
Ligado Networks LLC
2023 Fixed PIK Super Priority First Out Term Loan, 17.50%, 09/13/24		90	70,432
2023 PIK Super Priority First Out Term Loan, 17.50%, 09/13/24		52	40,119
2023 Super Priority First Out Term Loan, 17.50%, 09/13/24		44	34,112
2024 1st Lien Fixed Super Priority First Out TL, 17.50%, 11/01/24		72	56,321
2024 Fixed Super Priority First Out Term Loan, 17.50%, 09/13/24		75	58,723
			259,707
Total Fixed Rate Loan Interests — 0.5% (Cost: $3,399,194)			3,156,984
Security		Par (000)	Value
Floating Rate Loan Interests(a)
Advertising Agencies — 0.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28	USD	30	$ 30,317
Aerospace & Defense — 0.1%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(n)		62	61,768
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 09/03/30		50	50,462
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30		49	48,845
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29		57	54,622
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		178	178,410
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.70%), 10.45%, 04/09/26(f)		24	23,389
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31		44	44,129
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 09/14/29		11	10,965
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		69	68,705
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.10%, 02/28/31		200	199,405
2024 Term Loan, (Prime + 1.50%), 7.32%, 01/19/32		88	87,633
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 03/22/30		13	12,928
			841,261
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/17/30		15	14,784
Automobile Components — 0.2%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/06/30		150	149,532
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 11.20%, 12/29/27(f)		1,389	1,111,299
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.23%, 11/17/28		59	55,955
			1,316,786
Automobiles — 0.1%
Arrow Purchaser, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.62%, 04/15/26(f)		869	844,103
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.90%), 8.50%, 02/08/28		9	8,019
			852,122
Banks — 0.1%
BNP Paribas Emissions- und Handelsgesellschaft mbH, 2024 11th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.70%(f)(i)		631	626,295

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.70%, 01/24/30	USD	143	$ 86,935
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.95%, 01/24/29		131	106,882
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.12%, 03/31/28		43	42,974
			236,791
Broadline Retail — 0.9%
Cart.Com, Inc., Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 7.75%), 12.60%, 05/30/29(f)		5,000	4,970,000
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27		96	95,832
			5,065,832
Building Materials — 0.5%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.12%, 05/17/28		45	37,596
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.12%, 02/01/28		1,750	1,736,875
AZEK Group LLC, 2024 Term Loan B, 09/19/31(f)(n)		42	41,895
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28		28	27,780
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.20%, 11/03/28		156	154,773
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.45%, 04/12/28		9	9,053
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 11/23/27		48	46,941
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 10/02/28		23	22,690
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31		68	67,818
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 05/31/30		107	106,830
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.85%, 03/08/29		33	32,186
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29		51	50,768
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.60%, 12/14/27		23	22,980
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 7.10%, 03/19/29		25	24,680
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/02/29(f)		22	22,113
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.92%, 09/22/28		41	40,846
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.05%, 01/12/29		33	32,944
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31		135	133,425
			2,612,193
Security		Par (000)	Value
Building Products — 0.3%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/19/28	USD	58	$ 57,547
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 01/29/31		108	105,525
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31		26	25,775
Porcelain Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.70%, 04/30/27(f)		1,216	1,126,108
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29		149	148,132
			1,463,087
Capital Markets — 2.2%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/09/30		31	30,044
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 08/02/28		154	153,749
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 0.00%, 10/25/29(f)		4,702	1,156,763
2024 New Money Term Loan A, (3-mo. CME Term SOFR at 2.00% Floor + 6.75%), 11.35%, 02/25/28		2,767	2,240,878
2024 Term Loan B, (3-mo. CME Term SOFR at 2.00% Floor + 5.25%), 9.85%, 10/25/28		4,791	886,399
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.35%, 04/09/27		204	199,853
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28		130	126,750
GC Champion Acquisition LLC(f)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.53%, 08/21/28		48	47,295
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.53%, 08/21/28		173	170,261
2024 Incremental Delayed Draw Term Loan, (3-mo. SOFR at 1.00% Floor + 5.25%), 10.10%, 08/21/28		2,857	2,814,928
Grant Thornton Advisors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31		17	17,019
Jane Street Group LLC, 2024 Term Loan B, 01/26/28(n)		14	14,000
Pico Quantitative Trade Holding LLC(f)
2021 Term Loan, (3-mo. CME Term SOFR + 7.25%), 12.76%, 02/07/25		492	486,851
Term Loan, (3-mo. CME Term SOFR + 7.25%), 12.82%, 02/07/25		439	437,584
Pico Quantitative Trading Holdings LLC, 2024 10th Amendment Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.51%), 12.58%, 02/08/27(f)		4,069	4,028,637
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31		58	57,966
			12,868,977
Chemicals — 0.2%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.95%, 09/30/29		91	84,516
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.70%, 11/24/28		45	42,581
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.85%), 9.10%, 08/27/26	USD	22	$ 20,453
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 12/20/29		46	46,236
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28		50	50,443
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 11/01/30		96	96,297
Discovery Purchaser Corp., Term Loan, 10/04/29(n)		7	6,946
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.50%, 06/12/31		62	61,837
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/18/30		87	87,425
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 02/15/30		46	45,679
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28		60	55,594
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 02/18/30		30	29,738
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/15/28		83	83,144
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28		98	97,817
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.62%, 12/29/27		14	12,075
Nouryon USA LLC, 2024 USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.63%, 04/03/28		60	59,551
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.10%, 06/20/31		73	72,578
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.92%, 12/31/26		71	59,730
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.92%, 12/31/26		9	9,094
Paint Intermediate III LLC, 2024 Term Loan B, 09/11/31(n)		24	23,940
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.76%, 03/16/27		28	27,942
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.45%, 08/02/30		96	96,184
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 09/22/28		69	69,634
			1,239,434
Commercial Services & Supplies — 3.1%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.83%, 08/16/29		98	98,625
Security		Par (000)	Value
Commercial Services & Supplies (continued)
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 02/04/28	USD	87	$ 86,785
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28		224	221,540
Alphasense, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.25%), 10.89%, 06/27/29(f)		4,167	4,125,781
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/03/29		45	44,951
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.71%, 08/06/27		65	64,629
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.25% PIK), 8.45%, 03/03/25(h)		64	63,731
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.77%, 10/30/26		40	39,988
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/18/29		22	21,716
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.19%), 7.32%, 04/13/28		171	170,506
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 01/31/31		197	196,917
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/31/31		143	142,656
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29		149	143,040
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 09/29/28		55	55,508
Covanta Holding Corp., Incremental TLB, , 11/30/28(n)		23	22,905
Creative Artists Agency LLC, 2024 Term Loan B, (Prime + 2.25%), 10.25%, 11/27/28		146	146,044
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 07/06/29		62	61,852
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31(f)		3	2,993
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31		29	28,927
Froneri U.S., Inc., 2024 USD Term Loan, 09/17/31(n)		20	19,914
Fusion Holding Corp., Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.10%, 09/14/29(f)		227	223,048
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29		29	24,636
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.60%, 02/01/29		34	34,243
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.88%, 06/30/28		38	33,525
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 8.46%, 06/30/28		8	7,081

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
INH Buyer, Inc., 2021 Term Loan, 0.00%, 06/28/28(e)(f)(m)	USD	2,773	$ 1,377,987
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 06/12/30		58	58,541
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.21%, 08/11/28		10	9,944
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 05/04/28		119	118,436
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(n)		76	75,145
Prime Security Services Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.45%, 10/13/30		39	38,749
RecordXTechnologies LLC, PIK Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.85%, 12/23/27(f)		4,561	4,556,964
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 11/14/30		5	4,917
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.61%), 10.06%, 01/15/27		106	104,753
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 10/04/30		69	69,415
Syndigo LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 8.00%), 13.03%, 12/15/28(f)		2,000	1,890,000
Thunder Purchaser, Inc.(f)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.25%, 06/30/28		108	105,436
2021 Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.25%, 06/30/28		259	252,681
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.25%, 06/30/28		565	550,452
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.25%, 06/30/27		166	161,295
Term Loan, (3-mo. CME Term SOFR + 5.75%), 10.25%, 06/30/28		2,140	2,084,010
Trans Union LLC, 2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/01/28		133	132,774
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.85%, 11/02/27		53	51,490
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.37%, 02/22/31		46	45,376
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.10%, 07/30/28(f)		43	43,335
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28		44	31,406
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31		111	110,534
			17,955,181
Construction & Engineering — 1.8%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR + 1.88%), 6.72%, 04/18/31		58	58,241
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 09/22/28		54	53,552
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28		37	37,496
Security		Par (000)	Value
Construction & Engineering (continued)
Arcosa, Inc., Term Loan B, 08/12/31(f)(n)	USD	25	$ 24,664
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30		180	174,994
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31		63	62,929
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 07/01/31		99	98,363
Compsych Investments Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.03%, 07/22/31(f)		3,308	3,288,232
Engineering Research and Consulting LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.06%, 08/15/31(f)		5,000	4,925,000
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.45%, 12/16/27		10	9,893
LJ Avalon Holdings LLC(f)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.33%, 02/01/30		23	22,987
Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.48%, 02/01/30		57	56,157
Pueblo Mechanical and Controls LLC(f)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.10%, 08/23/28		493	484,099
2022 Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.68%, 08/23/27		99	97,339
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.10%, 08/23/28		710	697,938
			10,091,884
Construction Materials — 1.0%
Alpine Holding Corp., Term Loan, (Prime + 6.00%), 11.25%, 08/01/30(f)		4,011	3,930,652
Kellermeyer Bergensons Services LLC(f)
2023 6th Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.40%, 11/06/28		149	149,350
2024 Amendment No. 8 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%, 3.50% PIK), 10.65%, 11/06/28(h)		334	334,132
Quikrete Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 04/14/31		37	36,815
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 7.25%, 0.50% PIK), 12.95%, 08/31/29(f)(h)		1,390	1,390,254
			5,841,203
Consumer Discretionary(f) — 0.6%
Sellerx(e)(m)
2023 Tranche A1 Term Loan A, 0.00%, 05/23/26		2,662	1,155,600
2023 Tranche A2 Term Loan A, 0.00%, 05/23/26		2,661	1,154,926
Thrasio, LLC
2024 1st Out Take Back Term Loan, (3-mo. CME Term SOFR + 10.26%), 15.54%, 06/18/29		377	376,708
2024 2nd Out Take Back Term Loan, 0.00%, 06/18/29		1,093	921,225
			3,608,459
Consumer Finance — 0.3%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31		78	77,596
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Edelman Financial Engines Center LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 04/07/28	USD	43	$ 42,839
Focus Financial Partners, LLC(n)
2024 Delayed Draw Term Loan, 09/11/31		14	13,913
2024 Term Loan B8, 09/11/31		65	64,769
Freedom Financial Network Funding LLC(f)
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.53%, 09/21/27		370	359,203
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 9.00%), 14.54%, 09/21/27		124	119,734
Lucky US Buyerco LLC(f)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.22%, 04/01/29		11	10,890
Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.10%, 04/01/29		86	83,991
Money Transfer Acquisition, Inc., 2022 Term Loan, (1- mo. CME Term SOFR + 8.25%), 13.20%, 12/14/27(f)		400	395,824
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/17/28		92	91,037
WorldRemit Ltd., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.25%), 14.42%, 02/11/26(f)		558	553,426
			1,813,222
Consumer Staples Distribution & Retail — 0.2%
JP Intermediate B LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 11.01%, 11/20/25(f)		1,443	1,040,140
Peer Holding III BV, 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 07/01/31		36	36,060
			1,076,200
Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.10%, 12/01/27		162	161,900
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.95%, 10/29/28		79	77,260
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27		55	55,402
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 07/31/26		19	18,868
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28		52	51,684
			365,114
Diversified Consumer Services(f) — 1.6%
Accuserve Solutions, Inc., 2024 Incremental Term Loan, (2-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.03%, 03/15/30		368	371,308
BW Holding, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.50%), 12.71%, 12/14/29		3,079	2,724,862
Chronicle Bidco, Inc.
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.50%, 05/18/29		2,897	2,937,328
2024 8th Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.50%, 05/18/29		82	82,669
Security		Par (000)	Value
Diversified Consumer Services (continued)
Employ, Inc., Term Loan, (3-mo. CME Term SOFR + 8.00%), 13.24%, 08/07/28	USD	250	$ 246,065
MSM Acquisitions, Inc.
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.06%, 12/09/26		82	74,474
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.06%, 12/09/26		353	320,868
Revolver, (3-mo. CME Term SOFR + 6.00%), 11.06%, 12/09/26		146	132,765
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.06%, 12/09/26		1,072	973,141
Pluralsight, Inc
2024 First Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.62%, 08/22/29		418	417,910
2024 Second Priority Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.62%, 08/22/29		627	626,866
			8,908,256
Diversified REITs — 0.5%
Greystone Affordable Housing Initiatives LLC, Delayed Draw Term Loan, (6-mo. CME Term SOFR + 6.00%), 11.57%, 03/02/26(f)		2,800	2,797,200
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/25/31		70	70,018
			2,867,218
Diversified Telecommunication Services — 0.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. US LIBOR + 2.75%), 8.31%, 01/31/26		80	77,442
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.80%, 08/15/28		104	77,613
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 10/24/30		72	72,429
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 09/27/29		42	39,168
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.71%, 04/30/28		44	41,320
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.10%, 09/20/30		32	31,237
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		32	33,021
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30		2,933	2,980,274
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/29		41	35,915
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/30		42	36,265
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.85%, 06/01/28		10	9,911
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.21%, 09/01/28		64	56,481
Telesat LLC, Term Loan B5, (3-mo. CME Term SOFR + 3.01%), 8.07%, 12/07/26		13	6,202
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.73%, 05/30/30		28	25,179

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Viasat, Inc. (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 03/02/29	USD	55	$ 49,850
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 8.46%, 01/31/29		78	74,534
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27		231	210,827
			3,857,668
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 07/31/30		84	83,148
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/31/31		27	26,767
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 05/22/31		13	13,045
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.26%, 04/16/31		58	58,749
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 12/20/30(n)		20	19,988
			201,697
Electronic Equipment, Instruments & Components — 0.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.61%, 06/20/31(f)		20	19,925
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 07/02/29		86	86,540
ESO Solutions, Inc., Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.96%, 05/03/27(f)		304	296,587
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1- mo. CME Term SOFR + 2.86%), 7.71%, 07/31/28		10	9,917
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29		127	127,390
			540,359
Entertainment — 1.0%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		68	64,875
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/31		207	206,888
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/30		31	31,156
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.95%, 03/17/28(f)		74	73,667
Delta 2 Lux SARL(n)
2024 Term Loan B1, 09/10/31		81	80,908
2024 Term Loan B2, 09/10/31		41	40,866
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.85%, 08/31/30		32	31,890
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 11/29/30		172	171,641
Gympass, Term Loan, (1-mo. CME Term SOFR + 3.25%, 4.00% PIK), 8.22%, 07/08/27(f)(h)		274	273,522
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 04/14/29		102	102,018
Security		Par (000)	Value
Entertainment (continued)
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.20%, 03/24/25	USD	24	$ 23,641
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.81%, 10/19/26		154	153,793
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29		65	62,169
NEP Group, Inc., 2018 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.72%, 10/19/26		141	113,234
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31		33	32,794
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.85%), 7.71%, 05/03/29		92	92,470
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.71%, 03/13/28		51	50,913
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 04/04/29		26	25,829
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 08/25/28		24	23,527
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/01/31		22	21,885
TouchTunes Music Group LLC, 2024 Incremental Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.35%, 04/02/29		3,599	3,591,203
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.29%, 04/29/26		43	43,227
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 05/18/25		165	165,387
WMG Acquisition Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/24/31		155	155,271
			5,632,774
Environmental, Maintenance & Security Service — 0.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.60%, 10/24/30		30	29,859
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.71%, 10/09/28		58	57,642
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/21/28		155	155,117
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31		35	34,950
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.46%, 10/17/30		31	30,843
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28		190	190,064
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.20%, 03/09/28		53	27,515
			525,990
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services — 8.4%
2-10 HBW, Term Loan, (1-mo. CME Term SOFR + 6.00%), 11.44%, 03/26/26(f)	USD	2,054	$ 2,050,756
ARAS Corp.(f)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.10%, 04/13/27		341	337,970
Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.10%, 04/13/27		3,611	3,578,023
Arrow Purchaser, Inc., Revolver, (3-mo. CME Term SOFR + 6.75%), 11.62%, 04/15/26(f)		102	99,473
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.70%, 10/22/27		31	31,532
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.45%, 10/22/26		98	97,642
Community Merger Sub Debt LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.35%, 01/18/30(f)		78	76,754
FinCo I LLC, 2024 Term Loan B, 06/27/29(n)		7	7,003
Foreside Financial(f)
Incremental Delayed Draw Term Loan, (2-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.92%, 09/30/27		10	10,169
Incremental Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.02%, 09/30/27		1,762	1,762,027
GC Waves Holdings, Inc., 2023 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.20%, 08/10/29(f)		3,887	3,925,858
HowlCo LLC, 2021 1st Amendment Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.94%, 10/22/27(f)		1,122	1,097,820
Integrity Marketing Acquisition, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.08%, 08/25/28(f)		976	972,563
IT Parent LLC(f)
2021 Term Loan, (3-mo. CME Term SOFR + 6.25%), 10.60%, 10/01/26		309	305,450
Revolver, (1-mo. CME Term SOFR + 6.25%), 11.39%, 10/01/26		359	354,673
Term Loan, (3-mo. CME Term SOFR + 6.25%), 10.60%, 10/01/26		2,422	2,395,818
Kid Distro Holdings LLC(f)
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 10.15%, 10/01/27		358	356,130
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 10.15%, 10/01/27		3,288	3,273,317
Oak Purchaser, Inc.(f)
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.75%, 04/28/28		262	260,616
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.75%, 04/28/28		1,439	1,433,397
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.75%, 04/28/28		2,159	2,150,095
Oasis Financial LLC, 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.50%), 13.46%, 07/05/26(f)		2,000	1,976,000
PMA Parent Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.60%, 01/31/31(f)		87	87,194
PREIT Associates, L.P., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 7.00%), 12.17%, 04/01/29		250	250,625
Security		Par (000)	Value
Financial Services (continued)
Smarsh, Inc.(f)
2022 Delayed Draw Term loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.35%, 02/16/29	USD	190	$ 190,476
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.35%, 02/16/29		1,524	1,523,810
Sumup Holdings Luxembourg, 2024 Delayed Draw Term Loan A, (3-mo. CME Term SOFR + 6.50%), 11.62%, 04/22/31(f)		4,000	4,020,000
Titan Home Improvement LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.06%, 05/31/30(f)		3,721	3,668,837
Touchstone Acquisition, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.95%, 12/29/28(f)		4,388	4,283,552
Wealth Enhancement Group LLC(f)
2021 August Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.68%, 10/02/28		1,179	1,169,676
2024 11th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.50%, 10/02/28		809	802,146
Wharf Street Rating Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.70%, 12/10/27(f)		3,871	3,856,353
Zilliant, Inc.(f)(h)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 5.00% PIK), 6.85%, 12/21/27		309	294,428
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 5.00% PIK), 11.85%, 12/21/27		1,687	1,608,014
			48,308,197
Food Products — 1.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.71%, 10/01/25		16	15,591
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.71%, 10/01/25		110	106,114
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 06/22/30		118	118,020
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 8.21%, 10/25/27		196	196,401
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27		33	32,826
Empire Resorts, Inc., Junior Term Loan, (3-mo. EURIBOR at 0.50% Floor + 8.50%), 11.85%, 06/24/26(f)	EUR	5,361	5,811,121
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.20%, 01/29/27	USD	154	153,902
H-Food Holdings LLC
2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 9.01%, 05/23/25		24	18,294
2020 Incremental Term Loan B3, (3-mo. CME Term SOFR at 1.00% Floor + 5.26%), 10.32%, 05/23/25		10	7,867
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		32	31,627
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 09/13/26		24	24,234

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
U.S. Foods, Inc. (continued)
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 11/22/28	USD	58	$ 57,724
2024 1st Lien Term Loan B, 09/26/31(f)(n)		56	56,070
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.35%, 01/20/28		103	102,534
			6,732,325
Ground Transportation — 0.9%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31		119	118,702
Keep Truckin, Inc.(f)
2024 Term Loan, (1-mo. CME Term SOFR + 7.25%), 12.21%, 04/08/27		500	501,000
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.21%, 04/08/27		988	990,070
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.21%, 04/08/27		1,512	1,514,930
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.21%, 04/08/27		2,000	2,004,000
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.81%, 08/20/29(f)		18	13,172
			5,141,874
Health Care Equipment & Supplies — 0.8%
Appriss Health LLC(f)
Revolver, (3-mo. LIBOR US at 1.00% Floor + 6.75%), 12.09%, 05/06/27		5	4,667
Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.08%, 05/06/27		1,390	1,373,918
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.95%, 11/08/27		50	50,201
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28		39	39,526
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		109	108,172
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.28%, 10/19/27		62	61,280
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 10/23/28		215	214,906
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28		108	107,846
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		105	104,606
Team Public Choices LLC, Second Lien Term Loan, (3- mo. CME Term SOFR + 9.00%), 14.51%, 12/18/28(f)		2,265	2,230,663
			4,295,785
Health Care Providers & Services — 4.2%
Alcami Corp.(f)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.21%, 12/21/28		5	5,202
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.21%, 12/21/28		70	70,686
Security		Par (000)	Value
Health Care Providers & Services (continued)
Aveanna Healthcare LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.15%), 12.21%, 12/10/29	USD	1,684	$ 1,579,441
2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.45%, 07/17/28		4,873	4,751,353
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%, 2.25% PIK), 12.60%, 01/15/26(h)		2,026	1,792,818
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.00%), 16.60%, 11/15/26(f)		1,840	643,998
2022 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 12.10%, 01/15/26		426	428,882
2024 Term Loan B, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 12.10%, 01/15/26(f)		2,239	2,261,895
Carering Health LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.06%, 05/04/28(f)		666	650,286
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.03%, 02/22/28		84	84,011
CBI-Gator Acquisition LLC(f)
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.20%, 10/25/27		247	234,271
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.00%, 10/25/27		2,783	2,635,436
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 07/28/31(f)		18	17,955
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.96%, 11/01/28		96	95,969
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.71%), 9.99%, 11/30/28		40	28,539
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%), 12.13%, 11/30/28(e)(f)(m)		6	967
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30		7	7,440
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		26	26,139
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		6	6,563
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 01/02/31		56	55,773
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.85%, 11/01/28		— (o)	34
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.35%, 11/01/29		80	52,000
Patriot Home Care, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.06%, 05/05/28(f)		2,905	2,835,327
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28		109	109,059
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.70%, 11/18/27		63	62,346
PTSH Intermediate Holdings LLC(f)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.83%, 12/17/27		469	466,139
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
PTSH Intermediate Holdings LLC(f) (continued)
Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.25%, 12/17/27	USD	2,463	$ 2,449,685
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.65%, 04/29/25		3,394	2,511,254
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30		58	56,065
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30		56	55,770
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 01/08/27		41	41,507
			24,016,810
Health Care Technology(f) — 1.0%
ESO Solutions, Inc.
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.06%, 05/03/27		964	948,284
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.06%, 05/03/27		3,696	3,637,178
Gainwell Acquisition Corp., 2nd Lien Term Loan, (3-mo. CME Term SOFR + 8.00%), 13.41%, 10/02/28		994	935,168
			5,520,630
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 05/18/30		32	32,272
Hotels, Restaurants & Leisure — 2.1%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.86%), 8.71%, 02/02/26		88	85,246
Alterra Mountain Co., 2024 Term Loan B5, (1-mo. CME Term SOFR + 3.50%), 8.35%, 05/31/30		54	53,917
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.60%, 08/08/27		30	30,545
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30		122	120,876
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.95%, 12/01/28(f)		27	26,273
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 01/27/29		222	220,897
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.61%, 11/30/29		155	155,080
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.60%, 11/08/30		97	97,224
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 7.70%, 12/15/27		84	83,821
Oravel Stays Singapore Pte. Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.33%, 06/23/26		5,770	5,777,178
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/05/29		22	21,456
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		21	19,586
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc. (continued)
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27	USD	33	$ 30,755
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.95%, 06/30/28		15	14,213
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 08/13/31(f)(n)		5,000	4,962,733
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 03/14/31		122	121,795
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 08/03/28		150	149,495
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 05/24/30		61	61,387
			12,032,477
Household Durables — 1.1%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 07/31/28		85	84,659
HomeRenew Buyer, Inc.(f)
2024 15th Amendment Priority Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.02%, 11/23/27		202	197,479
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.50%), 13.45%, 11/23/27		1,389	912,848
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 12.83%, 11/23/27		595	391,051
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.50%), 13.45%, 11/23/27		2,294	1,507,118
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29		133	131,764
Hyphen Solutions LLC(f)
2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.45%, 10/27/26		1,466	1,466,044
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.45%, 10/27/26		1,452	1,451,559
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28		112	92,420
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 10/30/27		168	157,835
			6,392,777
Household Products — 0.7%
Playpower, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.85%, 08/28/30(f)		4,343	4,271,029
Industrial Conglomerates — 0.7%
Nxgen Buyer, Inc.
2024 11th Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.50%, 11/01/27		3,844	3,796,406
2024 11th Amendment Revolver, 11/01/27(n)		119	118,613
Stitch Aquisition Corporation, 2024 Term Loan, 0.00%, 07/28/28		121	29,539
			3,944,558

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 2.4%
Alera Group Holdings, Inc.(f)
2021 1st Lien Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.10%, 10/02/28	USD	518	$ 520,032
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.10%, 10/02/28		852	855,804
2021 Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.10%, 10/02/28		2,999	3,011,373
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.96%, 09/19/31		349	346,435
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.21%, 02/19/28		149	148,869
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.00%, 02/28/28		104	104,247
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31		230	229,759
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.21%, 12/23/26		59	59,458
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/31/28		76	71,046
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.20%, 08/19/28		60	58,877
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 05/26/31(f)		33	33,105
Higginbotham Insurance Agency, Inc.(f)
2024 5th Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.35%, 11/24/28		2,421	2,396,622
2024 Amendment No 4 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.60%, 11/24/28		446	444,818
HUB International Ltd., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.23%, 06/20/30		192	191,889
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/15/31		65	64,682
Jones Deslauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.35%, 03/15/30		52	51,688
Peter C. Foy & Associates Insurance Services LLC(f)
2021 First Lien Delayed Draw Term loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.75%, 11/01/28		580	576,370
2021 First Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.59%, 11/01/28		2,087	2,074,932
2022 1st Amendment Delayed Draw Term loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.35%, 11/01/28		1,130	1,122,789
2024 Delayed Draw Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.35%, 11/01/28		398	395,873
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 09/15/31		133	132,564
Security		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31	USD	180	$ 179,830
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31		144	143,640
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32		64	64,960
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 11/22/29		175	173,965
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 09/27/30		47	46,369
			13,499,996
Interactive Media & Services — 1.0%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29		26	25,056
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28		86	85,476
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.88%, 10/15/28		6,215	5,721,694
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.04%, 07/20/28		14	14,148
			5,846,374
Internet Software & Services — 0.6%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		27	26,023
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.60%, 09/12/29		134	133,993
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 11/09/29		72	71,851
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.60%, 05/30/31		32	31,826
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.02%, 04/01/28		12	11,577
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28		141	141,184
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30		3,189	3,179,140
			3,595,594
IT Services — 6.8%
Acquia, Inc.(f)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.47%, 10/31/25		23	23,008
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.46%, 10/31/25		481	480,902
CivicPlus LLC(f)
Amendment No1 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.96%, 08/24/27		677	675,591
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.75%), 10.96%, 08/24/27		375	374,531
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.96%, 08/24/27		800	799,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Clever Devices Ltd, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.30%, 06/12/30(f)	USD	2,657	$ 2,640,748
Clever Devices Ltd., Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.30%, 06/12/30(f)		295	293,416
Cybergrants Holdings LLC(f)
2023 Amendment No.4 Incremental Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.35%, 09/08/27		1,036	1,038,663
Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.64%, 09/08/27		113	111,671
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.60%, 09/08/27		3,194	3,162,356
Delivery Hero Finco LLC, 2024 USD Term Loan B, (3- mo. CME Term SOFR + 5.00%), 10.10%, 12/12/29		6,484	6,497,584
Docupace Technologies LLC, Term Loan, (Prime + 5.75%), 13.75%, 07/15/30(f)		2,064	2,028,559
Ensono LP, 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 8.00%), 12.96%, 05/25/29(f)		1,800	1,800,000
Honey Intermediate, Inc., Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.10%, 09/30/31		88	86,912
Huckabee Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.35%, 01/16/30(f)		74	72,528
Inmoment, Inc., Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%, 2.50% PIK), 12.61%, 06/08/28(f)(h)		4,221	3,369,465
Integratecom, Inc.(f)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 4.50%), 11.50%, 12/15/27		102	98,520
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.59%, 12/15/27		131	126,698
Term Loan, (3-mo. CME Term SOFR + 6.75%), 11.50%, 12/15/27		1,600	1,549,514
Intercept Bidco, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.02%, 06/03/30(f)		3,611	3,528,056
Madison Logic Holdings, Inc.(f)
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.85%, 12/30/27		2	1,629
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.85%, 12/30/28		87	84,979
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 12.13%, 07/27/28		4,445	4,200,793
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.38%, 07/27/28		1,775	1,215,853
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.37%, 07/27/28		1,392	1,415,246
2024 Third Out Term Loan, 0.00%, 07/27/28		1,653	483,525
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29		153	152,899
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29		95	88,798
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28		120	114,876
Persado, Inc., Term Loan, (1-mo. CME Term SOFR at 1.80% Floor + 7.50%), 12.70%, 02/01/25(f)		115	114,301
Serrano Parent LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.62%, 05/13/30(f)		90	90,090
Security		Par (000)	Value
IT Services (continued)
Spartan Bidco Pty. Ltd., Term Loan, (3-mo. CME Term SOFR + 6.50%, 1.00% PIK), 12.43%, 01/24/28(f)(h)	USD	2,074	$ 2,062,635
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 08/31/28		190	190,229
Transnetwork LLC, Term Loan B, (3-mo. CME Term SOFR + 5.50%), 10.10%, 12/30/30(f)		148	149,973
			39,123,548
Machinery — 0.8%
Arcline FM Holdings, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.65%, 06/23/28		97	96,927
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 03/15/30(f)		5	4,858
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/20/29		8	7,974
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.95%, 07/03/31		15	15,056
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(n)		19	18,976
Sonny’s Enterprises LLC(f)
2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% + 5.25%), 10.53%, 08/05/28		3,806	3,768,198
2024 1st Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR + 5.25%), 10.66%, 08/05/28		94	92,992
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29		88	88,656
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		223	221,812
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		183	183,092
Vertiv Group Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/02/27		124	124,071
			4,622,612
Media — 0.9%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.35%, 06/30/28		41	40,903
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 12/07/30		55	54,418
CSC Holdings LLC, 2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		2,597	2,370,937
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.96%, 08/02/27		57	56,691
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29		15	14,342
NEP Group, Inc.
2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 8.12%, 08/19/26(f)		10	9,565
2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.62%, 08/19/26(h)		91	86,750
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26		147	125,807

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Suited Connector LLC(f)
Revolver, (3-mo. CME Term SOFR + 8.00%), 13.28%, 12/01/27	USD	376	$ 271,665
Term Loan, (3-mo. CME Term SOFR + 6.00%), 11.31%, 12/01/27		2,437	1,759,147
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 8.14%, 01/31/29		43	43,001
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.71%, 04/30/28		54	52,610
			4,885,836
Metals & Mining — 0.7%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/13/29		30	29,995
Trulite Glass & Aluminum Solutions LLC, Term Loan, (1-mo. CME Term SOFR + 6.00%), 11.25%, 03/01/30(f)		4,115	3,970,573
			4,000,568
Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28		141	139,129
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 10/04/30		12	11,825
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29		11	10,762
Medallion Midland Acquisition LP, 2023 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.31%, 10/18/28		102	102,365
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.25%, 10/27/28		79	71,602
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31		30	29,738
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31		8	7,990
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.23%, 10/05/28		130	130,351
Palmdale Oil Co. Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.92%, 10/02/29(f)		100	96,515
			600,277
Paper & Forest Products — 0.0%
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.95%, 12/23/26(f)		98	98,343
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28		68	70,532
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.25%, 03/21/31		65	64,756
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.45%, 01/29/27		67	66,696
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.21%, 06/04/29		69	68,421
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc. (continued)
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.96%, 02/15/28	USD	58	$ 58,051
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.52%, 08/27/29		29	28,356
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.03%, 02/22/31		64	63,700
			420,512
Personal Care Products(f) — 0.2%
Supergoop LLC
Revolver, (1-mo. CME Term SOFR + 5.50%), 10.52%, 12/29/27		18	18,366
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.45%, 12/29/28		1,167	1,164,146
			1,182,512
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28		64	64,787
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27		47	44,554
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.05%, 08/01/27		42	42,169
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27		97	92,395
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 05/05/28		146	145,863
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 10/27/28		66	65,994
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31		44	43,623
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.20%, 04/20/29		28	28,236
Traack Technologies, Inc., Term Loan, (6-mo. CME Term SOFR + 7.50%), 5.00%, 09/15/25(f)		400	395,044
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.85%, 08/01/31		23	23,012
			945,677
Professional Services — 2.5%
Accordion Partners LLC(f)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.17%, 08/29/29		12	12,272
Delayed Draw Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.50%, 08/29/29		19	19,200
Revolver, (3-mo. CME Term SOFR + 6.00%), 11.10%, 08/29/28		7	6,995
Term Loan, (3-mo. CME Term SOFR + 6.25%), 10.92%, 08/29/29		157	156,771
Bullhorn, Inc.
2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.85%, 10/01/29(f)		4,064	4,043,671
2024 1st Lien Delayed Draw Term Loan, (1-mo. CME Term SOFR + 5.00%), 9.85%, 10/01/29		518	515,433
2024 1st Lien Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.02%, 10/01/29(f)		26	25,409
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services (continued)
Corpay Technologies Operating Co. LLC, Term Loan B5, 04/28/28(n)	USD	96	$ 95,835
HSI Halo Acquisition, Inc, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.64%, 06/30/31(f)		72	71,631
HSI Halo Acquisition, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.67%, 06/30/31(f)		2,312	2,314,239
Job & Talent USA, Inc.(f)
3rd Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.75%), 13.72%, 08/17/25		1,875	1,878,397
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.75%), 13.72%, 02/17/25		481	482,006
Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.75%), 13.72%, 02/18/25		1,443	1,446,018
Security Services Acquisition Sub Corp(f)
2024 12th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.70%, 09/30/27		1,131	1,122,536
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.70%, 09/30/27		2,244	2,226,850
Streamland Media Midco LLC, 2024 12th Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.65%, 12/31/24		80	62,079
Vensure Employer Services, Inc.
2024 Delayed Draw Term Loan, 09/29/31(f)(n)		21	21,518
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.64%, 09/29/31		76	75,032
			14,575,892
Real Estate Management & Development — 1.2%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 06/04/29		70	67,695
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28		119	117,637
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.71%, 08/21/25		1	1,371
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30		24	23,920
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 01/31/30(f)		24	23,452
Greystone Affordable Housing Initiatives LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 6.50%), 11.46%, 03/08/27(f)		1,636	1,621,405
SitusAMC Holdings Corp.(f)
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.20%, 12/22/27		3,477	3,491,270
2024 Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.20%, 12/22/27		1,460	1,465,660
			6,812,410
Semiconductors & Semiconductor Equipment — 0.1%
Emerald Technologies (U.S.) Acquisition., Inc., Revolver, (1-mo. CME Term SOFR + 6.00%), 11.25%, 12/29/26(f)		285	216,344
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 07/06/29	USD	39	$ 39,410
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.17%, 08/17/29		80	79,896
			335,650
Software — 3.5%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 02/24/31		165	164,902
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28		8	7,641
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29		310	307,292
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31		30	29,925
Backoffice Associates Holdings LLC(f)
First Lien Term Loan, (1-mo. CME Term SOFR + 7.50%), 12.56%, 04/30/26		49	49,434
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.71%, 04/30/26		216	216,047
Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.90%, 04/30/26		1,793	1,793,413
BCPE Pequod Buyer, Inc., USD Term Loan B, 09/19/31(n)		57	56,727
Bonterra LLC, 2024 5th Amendment Incremental Term loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.94%, 09/08/27(f)		223	220,775
Boxer Parent Co., Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31		30	29,920
Bynder Holding BV(f)
Term Loan Tranche A, (3-mo. CME Term SOFR + 7.25%), 12.53%, 01/26/29		15	14,770
Term Loan Tranche B, (3-mo. CME Term SOFR + 7.25%), 12.53%, 01/26/29		54	53,542
Capstone Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 06/17/30		30	29,925
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.21%, 09/21/28		132	132,214
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29		167	165,557
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31		54	54,112
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		330	328,467
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29		51	47,770
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28		111	107,595
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.45%, 05/01/31		129	129,300
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 02/26/31		107	106,491

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.10%, 06/26/31(f)	USD	37	$ 35,520
DTI Holdco, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.75%), 9.60%, 04/26/29		3,543	3,552,078
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.61%, 01/18/29		454	453,890
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 13.08%, 01/05/26(f)		1,343	1,341,999
Ellucian Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29		114	114,308
2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 12.95%, 10/09/28(f)		104	103,889
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		48	47,502
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 12/01/27		163	162,731
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27		54	53,737
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 07/18/30		54	54,128
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 10/27/28		106	105,573
Kong, Inc.(f)(h)
Delayed Draw Term Loan, (1-mo. CME Term SOFR + 5.50%, 3.25% PIK), 10.82%, 11/01/29		56	56,147
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%, 3.25% PIK), 10.82%, 11/01/27		106	105,820
Lightspeed Solution LLC(f)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.21%, 03/01/28		27	26,408
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.10%, 03/01/28		406	400,830
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31		106	104,100
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.10%, 06/17/32		25	24,542
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31		40	38,208
Oversight Systems, Inc.(f)
2018 Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.70%, 09/24/26		45	45,053
2023 Fifth Amendment Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.70%, 09/24/26		45	45,053
Term Loan, (1-mo. CME Term SOFR + 5.75%), 10.70%, 09/24/26		949	941,052
Planview Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 12/17/27		13	12,968
Pluralsight, Inc, 2024 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.62%, 08/22/29(f)		224	223,813
Pluralsight, Inc., Revolver, (3-mo. CME Term SOFR + 8.00%), 13.45%, 04/06/27(f)		191	191,155
Security		Par (000)	Value
Software (continued)
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.60%, 12/29/27(f)	USD	35	$ 34,781
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28		218	213,759
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31		50	49,958
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30		42	42,140
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 7.96%, 04/24/28		130	126,065
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 04/23/29		110	104,970
SEP Raptor Acquisition, Inc.(f)
2024 2nd Amendment Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.83%, 03/31/27		185	183,929
Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.83%, 03/31/27		1,726	1,719,089
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.25%, 08/01/27		53	52,517
Skopima Consilio Parent LLC, 2nd Lien Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 7.50%), 12.46%, 05/14/29(f)		3,000	3,000,000
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/09/31		100	99,945
Thunder Generation Funding LLC, Term Loan B, 09/27/31(f)(n)		36	35,955
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31		173	173,009
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 9.96%, 09/01/25		49	46,128
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31		116	116,288
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 10/22/29		22	22,260
West Technology Group LLC, 2023 Term Loan B3, (3- mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.50%, 04/10/27		1,897	1,677,727
			19,984,843
Specialty Retail — 1.2%
Hanna Andersson LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.20%, 07/02/26(f)		3,010	2,964,850
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.85%, 04/23/31		24	23,924
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28		38	37,012
Razor Group GmbH, 2023 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 7.34%, 09/30/28(f)		4,147	3,798,712
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 10/20/28	USD	40	$ 38,575
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 8.62%, 12/21/27		13	8,745
			6,871,818
Technology Hardware, Storage & Peripherals — 1.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		175	135,020
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		34	26,412
Electronics for Imaging, Inc., Term Loan, (1-mo. CME Term SOFR + 5.10%), 9.95%, 07/23/26		6,630	5,807,187
			5,968,619
Textiles, Apparel & Luxury Goods — 0.7%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 12/21/28		64	64,029
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.21%, 11/24/28		31	31,444
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 03/08/30		20	19,626
James Perse Enterprises, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.60%, 09/02/27(f)		4,000	4,000,000
			4,115,099
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/31/31		75	74,877
Bad Boy Mowers JV Acquisition LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.11%, 11/09/29(f)		66	66,167
Core & Main LP
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.11%, 02/09/31		35	34,825
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.86%, 07/27/28		141	140,549
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 07/02/31		65	65,080
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.10%, 06/04/31		64	63,924
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.26%, 10/28/27		63	57,864
TMK Hawk Parent Corp.(f)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		1	819
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.17%, 06/30/29		40	26,122
			530,227
Security		Par (000)	Value
Transportation Infrastructure — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.97%, 04/06/28	USD	52	$ 52,380
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 11.20%, 12/15/26		110	109,411
			161,791
Wireless Telecommunication Services — 0.9%
OpenMarket, Inc., Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.12%, 09/17/26(f)		4,951	4,913,453
Total Floating Rate Loan Interests — 61.8% (Cost: $368,975,068)			354,233,489
Foreign Agency Obligations
Mongolia — 0.0%
Mongolia Government International Bond, 3.50%, 07/07/27(d)		200	185,750
Pakistan — 0.1%
Pakistan Government International Bond, 6.00%, 04/08/26(d)		300	280,500
Sri Lanka — 0.1%
Sri Lanka Government International Bond(d)(e)(m)
6.35%, 06/28/24		310	170,500
6.85%, 11/03/25		200	112,688
6.83%, 07/18/26		200	112,375
6.20%, 05/11/27		200	111,562
			507,125
United Arab Emirates — 0.1%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(d)		250	267,718
Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)		250	249,125
Total Foreign Agency Obligations — 0.3% (Cost: $1,573,440)			1,490,218

	Shares
Investment Companies
Fixed Income Funds — 0.4%
Invesco Senior Loan ETF	40,000	840,400
iShares JP Morgan USD Emerging Markets Bond ETF(p)	18,476	1,728,984
		2,569,384
Total Investment Companies — 0.4% (Cost: $2,843,664)		2,569,384

		Par (000)
Preferred Securities
Capital Trusts — 5.3%(a)
Banks — 2.8%
AIB Group PLC, 5.25%(d)(i)	EUR	300	334,152
Axis Bank Ltd./Gandhinagar, 4.10%(d)(i)	USD	200	190,563

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Barclays PLC(i)
8.00%	USD	4,150	$ 4,370,328
6.38%(d)	GBP	200	265,385
9.63%	USD	1,240	1,396,133
BNP Paribas SA, 8.50%(b)(i)		1,025	1,099,664
Citigroup, Inc.(i)
Series BB, 7.20%		1,250	1,323,454
Series CC, 7.13%		60	62,456
Series DD, 7.00%		15	16,052
Cooperatieve Rabobank UA, 4.38%(d)(i)	EUR	200	217,064
HDFC Bank Ltd., 3.70%(d)(i)	USD	200	190,434
HSBC Holdings PLC, 4.75%(d)(i)	EUR	200	217,348
Industrial & Commercial Bank of China Ltd., 3.20%(d)(i)	USD	400	390,200
ING Groep NV, 8.00%(d)(i)		200	214,764
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)(i)		200	195,875
Mitsubishi UFJ Financial Group, Inc., 8.20%(i)		425	469,085
NatWest Group PLC, 8.13%(i)		2,210	2,410,960
PNC Financial Services Group, Inc., Series W, 6.25%(i)		600	609,295
Standard Chartered PLC, 7.88%(d)(i)		400	422,700
Toronto-Dominion Bank, 8.13%, 10/31/82		1,526	1,637,111
Wells Fargo & Co., 6.85%(i)		30	31,311
			16,064,334
Capital Markets(i) — 1.6%
Goldman Sachs Group, Inc., Series Y, 6.13%		6,075	6,101,335
UBS Group AG
7.00%(d)		500	501,210
6.85%(b)		200	202,381
7.75%(b)		960	1,026,436
Series NC10, 9.25%(b)		1,301	1,534,314
			9,365,676
Consumer Finance — 0.1%
American Express Co., 3.55%(i)		440	416,979
Diversified Telecommunication Services(d) — 0.1%
British Telecommunications PLC
5.13%, 10/03/54	EUR	100	114,237
8.38%, 12/20/83	GBP	107	154,238
Telefonica Europe BV, 6.75%(i)	EUR	300	368,174
			636,649
Electric Utilities — 0.3%
EDP SA, 4.75%, 05/29/54(d)		200	225,190
Electricite de France SA(d)(i)
5.13%		200	223,642
7.38%	GBP	200	273,142
6.00%		500	664,964
NRG Energy, Inc., 10.25%(b)(i)	USD	93	104,901
PG&E Corp., 7.38%, 03/15/55		15	15,733
			1,507,572
Energy Equipment & Services — 0.0%
Venture Global LNG, Inc., 9.00%(b)(i)		258	261,516
Financial Services(d)(i) — 0.1%
NWD Finance BVI Ltd., 5.25%		200	166,500
Royal Capital BV, 5.00%		200	199,620
			366,120
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		23	23,492
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., 7.60%, 01/15/55	USD	19	$ 19,989
Vistra Corp., 7.00%(b)(i)		62	63,290
			83,279
Media — 0.0%
SES SA, 6.00%, 09/12/54(d)	EUR	125	130,876
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.
Series A, 7.00%, 02/15/55	USD	8	8,310
Series B, 6.85%, 02/15/55		17	17,529
Centrica PLC, 6.50%, 05/21/55(d)	GBP	100	137,071
Dominion Energy, Inc., Series B, 7.00%, 06/01/54	USD	370	403,976
			566,886
Oil, Gas & Consumable Fuels — 0.1%
South Bow Canadian Infrastructure Holdings Ltd.(b)
7.50%, 03/01/55		20	21,012
7.63%, 03/01/55		9	9,327
Var Energi ASA, 7.86%, 11/15/83(d)	EUR	300	366,505
			396,844
Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(d)		400	441,417
			30,261,640

	Shares
Preferred Stocks — 1.1%
Broadline Retail — 0.6%
StubHub, Series K, 9.88%, 12/31/49(e)(f)	3,000	3,728,725
Construction Materials — 0.0%
Kellermeyer Bergensons Pref(e)(f)	45,118	35,906
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 15.25%, 07/21/30(e)(f)	8	5,895
Insurance — 0.0%
Alliant Cali, Inc., (Acquired 09/24/24, Cost: $83,725), 10.00%, 12/31/79(g)	85	83,725
Interactive Media & Services — 0.2%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $697,988)(e)(f)(g)	6,370	1,083,155
Specialty Retail(e)(f) — 0.3%
Razor Group GmbH
Class A, , 09/30/28	3,182,164	1,626,086
Common Unit, , 09/30/28	31,821	—
		1,626,086
		6,563,492
Total Preferred Securities — 6.4% (Cost: $36,144,629)		36,825,132
Rights
IT Services — 0.0%
Core Scientific, Inc., (Expires 01/23/27, Strike Price USD5.02(e)	952,359	128,568
Total Rights — 0.0% (Cost: $296,371)		128,568
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30)(e)(f)	142	$ 22,011
Consumer Discretionary(e) — 0.0%
SellerX restructure - Elevate common shares, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)(f)	373	—
SellerX restructure - Elevate super senior warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)(f)	1,527	—
SellerX restructure - SellerX common warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)(f)	527	—
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)	129	—
		—
Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Shares for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(e)(f)	1,596	3,294
Interactive Media & Services — 0.0%
Research Now, Inc.(e)(f)	2,857	143
Media — 0.0%
Suited Connector LLC, (Issued/Exercisable 03/06/23, 1 Share for 1 Warrant, Expires 03/06/33, Strike Price USD 33.71)(e)(f)	9,091	—
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(e)	20	335
Software — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)(e)(f)	460	92
Specialty Retail(e)(f) — 0.0%
Razor Group GmbH, (Issued/Exercisable 03/24/23, 568 Shares for 1 Warrant, Expires 04/28/30, Strike Price EUR 6,306.84)	14	—
Razor Group GmbH, (Issued/Exercisable 04/30/21, 1,854 Shares for 1 Warrant, Expires 04/30/28, Strike Price EUR 911.97)	46	—
		—
Total Warrants — 0.0% (Cost: $30)		25,875
Total Long-Term Investments — 106.2% (Cost: $619,841,072)		609,443,756
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(p)(q)	6,396,085	$ 6,396,085
Total Short-Term Securities — 1.1% (Cost: $6,396,085)		6,396,085
Options Purchased — 0.4% (Cost: $796,199)		2,107,700
Total Investments Before Options Written — 107.7% (Cost: $627,033,356)		617,947,541
Options Written — (0.2)% (Premiums Received: $(445,839))		(1,110,306)
Total Investments, Net of Options Written — 107.5% (Cost: $626,587,517)		616,837,235
Liabilities in Excess of Other Assets — (7.5)%		(43,300,487)
Net Assets — 100.0%		$ 573,536,748

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,806,454, representing 0.3% of its net assets as of period end, and an original cost of $2,720,733.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,311,501	$ —	$ (7,915,416)(a)	$ —	$ —	$ 6,396,085	6,396,085	$ 541,543	$ —
iShares JP Morgan USD Emerging Markets Bond ETF	1,645,473	—	—	—	83,511	1,728,984	18,476	55,100	—
				$ —	$ 83,511	$ 8,125,069		$ 596,643	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	12	12/19/24	$ 1,421	$ 2,100
U.S. Long Bond	11	12/19/24	1,368	(4,273)
5-Year U.S. Treasury Note	623	12/31/24	68,501	145,193
				143,020
Short Contracts
10-Year U.S. Treasury Note	528	12/19/24	60,390	(43,249)
Ultra U.S. Treasury Bond	18	12/19/24	2,399	1,227
S&P 500 E-Mini Index	21	12/20/24	6,105	(47,480)
2-Year U.S. Treasury Note	191	12/31/24	39,780	(94,445)
				(183,947)
				$ (40,927)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	290,000	USD	322,991	Bank of America N.A.	10/16/24	$ 6
USD	100,278	EUR	90,000	Deutsche Bank AG	10/16/24	37
USD	89,320	EUR	80,000	Nomura International PLC	10/16/24	217
						260
USD	24,837,149	EUR	22,470,000	State Street Bank and Trust Co.	10/16/24	(189,549)
USD	131,948	GBP	100,000	Bank of America N.A.	10/16/24	(1,746)
USD	132,123	GBP	100,000	Barclays Bank PLC	10/16/24	(1,571)
USD	5,512,484	GBP	4,220,000	Deutsche Bank AG	10/16/24	(129,416)
USD	5,786,698	EUR	5,183,000	Barclays Bank PLC	12/18/24	(769)
USD	411,512	EUR	370,000	HSBC Bank PLC	12/18/24	(1,639)
						(324,690)
						$ (324,430)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	3,011	06/13/25	USD	97.00	USD	728,587	$ 2,107,700
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	3,011	06/13/25	USD	97.50	USD	728,587	$ (1,110,306)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	19,800	$ (1,558,172)	$ (132,945)	$ (1,425,227)
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Matterhorn Telecom Holding S.A.	5.00%	Quarterly	Goldman Sachs International	12/20/29	EUR	110	$ (15,832)	$ (15,024)	$ (808)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Faurecia SE	5.00%	Quarterly	Goldman Sachs International	06/20/29	BB	EUR	49	$ 3,926	$ 5,437	$ (1,511)
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	17	(4,278)	(4,667)	389
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	12	(2,852)	(2,696)	(156)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	16	954	571	383
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	25	1,492	856	636
								$ (758)	$ (499)	$ (259)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 53,114,092	$ —	$ 53,114,092
Common Stocks
Biotechnology	1,299,343	—	—	1,299,343
Broadline Retail	—	—	—	—
Construction & Engineering	—	432	—	432
Construction Materials	—	—	—	—
Consumer Finance	—	—	14,275	14,275
Diversified Consumer Services	—	—	583,200	583,200
Financial Services	—	9,282	26,156	35,438
Ground Transportation	—	—	171	171
Health Care Providers & Services	—	8,373	—	8,373
Health Care Technology	1,554,551	—	—	1,554,551
Household Durables	6,301,540	—	—	6,301,540
Interactive Media & Services	—	—	885,510	885,510
Media	—	—	33,726	33,726
Pharmaceuticals	435,129	—	—	435,129
Real Estate Management & Development	—	665,808	—	665,808
Retail REITs	—	—	1,872,500	1,872,500
Trading Companies & Distributors	—	—	4,344	4,344
Corporate Bonds
Advertising Agencies	—	571,983	—	571,983
Aerospace & Defense	—	5,393,819	—	5,393,819
Air Freight & Logistics	—	11,218	—	11,218
Automobile Components	—	1,204,087	—	1,204,087
Automobiles	—	573,527	—	573,527
Banks	—	13,018,739	—	13,018,739
Biotechnology	—	2,055,257	—	2,055,257
Broadline Retail	—	218,250	—	218,250
Building Materials	—	831,830	—	831,830
Building Products	—	1,412,519	—	1,412,519
Capital Markets	—	1,223,352	—	1,223,352
Chemicals	—	2,891,258	—	2,891,258
Commercial Services & Supplies	242,443	2,612,242	—	2,854,685
Construction & Engineering	944,978	1,101,260	—	2,046,238
Consumer Finance	—	702,089	—	702,089
Consumer Staples Distribution & Retail	—	1,238,360	—	1,238,360
Containers & Packaging	—	1,628,036	—	1,628,036
Diversified REITs	—	8,774,853	—	8,774,853
Diversified Telecommunication Services	—	14,699,722	—	14,699,722
Electric Utilities	—	3,596,129	—	3,596,129
Electronic Equipment, Instruments & Components	—	10,237	—	10,237
Energy Equipment & Services	—	456,975	—	456,975
Entertainment	—	8,275,772	—	8,275,772
Environmental, Maintenance & Security Service	—	181,720	—	181,720
Financial Services	—	1,624,740	—	1,624,740
Food Products	—	719,153	—	719,153
Ground Transportation	—	10,423	—	10,423
Health Care Equipment & Supplies	—	424,535	—	424,535
Health Care Providers & Services	—	1,079,845	—	1,079,845
Health Care REITs	—	7,922,394	—	7,922,394
Hotel & Resort REITs	—	201,514	—	201,514
Hotels, Restaurants & Leisure	—	4,980,717	—	4,980,717
Household Durables	—	697,376	—	697,376
Household Products	—	22,298	—	22,298
Independent Power and Renewable Electricity Producers	—	1,025,974	—	1,025,974
Insurance	—	2,217,208	—	2,217,208
Interactive Media & Services	—	5,983,347	—	5,983,347
Internet Software & Services	389,200	23,788	—	412,988
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
IT Services	$ —	$ 302,975	$ —	$ 302,975
Machinery	—	1,062,182	—	1,062,182
Media	—	11,660,438	—	11,660,438
Metals & Mining	—	1,252,544	—	1,252,544
Mortgage Real Estate Investment Trusts (REITs)	—	31,655	—	31,655
Office REITs	—	6,264,483	—	6,264,483
Oil, Gas & Consumable Fuels	—	4,642,397	—	4,642,397
Paper & Forest Products	—	188,272	—	188,272
Passenger Airlines	—	139,260	—	139,260
Personal Care Products	—	1,814,563	—	1,814,563
Pharmaceuticals	—	1,299,433	—	1,299,433
Real Estate Management & Development	—	1,786,627	—	1,786,627
Semiconductors & Semiconductor Equipment	—	901,731	—	901,731
Software	—	9,397,590	—	9,397,590
Specialty Retail	—	439,672	—	439,672
Technology Hardware, Storage & Peripherals	—	23,118	—	23,118
Textiles, Apparel & Luxury Goods	107,232	119,900	—	227,132
Tobacco	—	56,593	—	56,593
Trading Companies & Distributors	—	33,824	—	33,824
Transportation Infrastructure	—	573,537	—	573,537
Water Utilities	—	430,199	—	430,199
Wireless Telecommunication Services	—	484,282	—	484,282
Fixed Rate Loan Interests	—	133,848	3,023,136	3,156,984
Floating Rate Loan Interests	—	96,598,537	257,634,952	354,233,489
Foreign Agency Obligations	—	1,490,218	—	1,490,218
Investment Companies	2,569,384	—	—	2,569,384
Preferred Securities
Capital Trusts	—	30,261,640	—	30,261,640
Preferred Stocks	—	83,725	6,479,767	6,563,492
Rights	128,568	—	—	128,568
Warrants	335	—	25,540	25,875
Short-Term Securities
Money Market Funds	6,396,085	—	—	6,396,085
Options Purchased
Interest Rate Contracts	2,107,700	—	—	2,107,700
Unfunded Floating Rate Loan Interests(a)	—	2	45,493	45,495
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(578,871)	(578,871)
	$22,476,488	$324,887,778	$270,049,899	$617,414,165
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 1,408	$ —	$ 1,408
Foreign Currency Exchange Contracts	—	260	—	260
Interest Rate Contracts	148,520	—	—	148,520
Liabilities
Credit Contracts	—	(1,427,702)	—	(1,427,702)
Equity Contracts	(47,480)	—	—	(47,480)
Foreign Currency Exchange Contracts	—	(324,690)	—	(324,690)
Interest Rate Contracts	(1,252,273)	—	—	(1,252,273)
	$(1,151,233)	$(1,750,724)	$—	$(2,901,957)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants
Assets/Liabilities
Opening balance, as of December 31, 2023	$ 27,770	$ 484,282	$ 2,811,387	$ 197,277,077	$ 4,398,783	$ (119,315)	$ 382,321
Transfers into Level 3	—	—	39,259	2,315,246	—	—	—
Transfers out of Level 3	(6,053)	(484,282)	—	(337,088)	—	—	—
Accrued discounts/premiums	—	—	24,450	408,940	—	293	—
Net realized gain (loss)	—	—	77	(2,209,371)	38,875	2,369	5
Net change in unrealized appreciation (depreciation)(a)	(1,310,551)	—	5,201	(5,305,120)	(1,442,248)	(414,061)	(356,809)
Purchases	4,708,716	—	629,926	105,853,071	3,656,535	231,077	28
Sales	—	—	(487,164)	(40,367,803)	(172,178)	(233,741)	(5)
Closing balance, as of September 30, 2024	$ 3,419,882	$ —	$ 3,023,136	$ 257,634,952	$ 6,479,767	$ (533,378)	$ 25,540
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ (1,310,551)	$ —	$ (9,036)	$ (7,042,577)	$ (1,427,864)	$ (467,381)	$ (356,808)

Total
Assets
Opening balance, as of December 31, 2023	$ 205,262,305
Transfers into Level 3	2,354,505
Transfers out of Level 3	(827,423)
Accrued discounts/premiums	433,683
Net realized gain (loss)	(2,168,045)
Net change in unrealized appreciation (depreciation)(a)	(8,823,588)
Purchases	115,079,353
Sales	(41,260,891)
Closing balance, as of September 30, 2024	$ 270,049,899
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ (10,614,217)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $36,381,190. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Floating Rate Loan Interests	$223,782,380	Income	Discount Rate	8% - 27%	11%
		Market	Revenue Multiple	0.38x -1.60x	0.72x
			EBITDA	3.50x - 10.25x	5.51x

Common Stocks	623,631	Market	EBITDA	12.50x	—
			Revenue Multiple	1.60x - 3.10x	1.64x
			Time to Exit	2.0 years	—
			Volatility	45%	—

Fixed Rate Loan Interests	2,763,429	Income	Discount Rate	13% - 20%	14%

Preferred Stocks	6,473,872	Income	Discount Rate	15% - 22%	17%
		Market	Revenue Multiple	1.25x	—
			EBITDA	10.25x	—

Warrants	25,397	Market	Revenue Multiple	3.10x - 7.25x	4.55x
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Strategies Fund

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Time to Exit	1.0 - 2.0 years	2.0 years
		Volatility	45% -60%	45%
		EBITDA	2.50x	—
	Income	Discount Rate	15%	—
$233,668,709

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate